Portfolio Manager's Letter
First Investors New York Insured Tax Free Fund, Inc.
First Investors Multi-State Insured Tax Free Fund
  Connecticut, Florida, Georgia, Maryland, Massachusetts,
  New Jersey, North Carolina, Pennsylvania and Virginia Series

Dear Investor:

1995 was a very good year for investors in the U.S. financial markets. The broad stock market averages repeatedly closed at record highs, and bond prices surged as long-term interest rates fell almost two percent. Several general factors contributed to this strong performance. First, the U.S. economy grew at a moderate pace throughout the year. Second, the rate of inflation declined, reaching its lowest level since the 1960s. Third, the Federal Reserve began lowering short-term interest rates during the second half of the year. Finally, during the fourth quarter, Congress and the President appeared close to reaching an agreement to eliminate the Federal budget deficit over the next seven years.

The substantial decline in long-term interest rates during 1995 provided municipal bond investors with historically high total returns. These returns were achieved despite investor concern about tax reform; Orange County, California's bankruptcy; and new issue supply which reached $156 billion due to a large number of refunding deals in the fourth quarter.

During 1995 First Investors New York Insured Tax Free Fund and the nine Multi-State Series included in this report had the following returns on a net asset value basis on Class A and Class B shares (first offered for sale on January 12, 1995), respectively: New York 15.5% and 13.7%, Connecticut 17.2% and 15.3%, Florida 18.8% and 17.1%, Georgia 18.4% and 16.3%, Maryland 17.5% and 15.8%, Massachusetts 17.1% and 15.3%, New Jersey 16.4% and 14.5%, North Carolina 18.7% and 16.7%, Pennsylvania 18.3% and 16.5%, and Virginia 17.4% and 15.5%.

The total returns on the Class A shares of Connecticut, Florida, Georgia, Maryland, Massachusetts, New Jersey, North Carolina and Pennsylvania Series exceeded the average return of their respective mutual fund peer group according to Lipper Analytical Services, Inc., while the New York Insured Fund and the Virginia Series underperformed the Lipper average. The New York Insured Fund historically has had a relatively short duration, a measure of interest rate risk, due to its large holdings of high coupon bonds which provide a high level of current income. Thus, the Fund's total return tends to underperform the Lipper average when interest rates fall, as they did last year. In order to enhance total return, the Fund focused during 1995 on improving call protection and increasing duration by purchasing noncallable bonds and bonds trading at a discount to par, and selling callable bonds priced near par. The Fund remained fully invested throughout the year to maximize current income, although calls on high coupon bonds slightly eroded the Fund's yield.

The generally good relative performance of the Multi-State Series is attributable to a continuous focus on improving call protection over the past two years. By purchasing noncallable bonds and extending call protection, the Series were able to maintain relatively long durations throughout the bond market's rally. This increased the Series' total return and locked in relatively high yields. The Virginia Series' short duration resulted in less capital appreciation. The Multi-State Series generally remained fully invested throughout the year to maximize current income.

Looking forward, the uncertainty of potential tax reform during the next two years remains the main hurdle facing the tax exempt bond market. This uncertainty continues to keep municipal bonds historically cheap to taxable bonds. As investors recognize that major tax reform is unlikely, municipal bonds are likely to outperform taxable bonds. Thus, we continue to believe that municipal bonds represent an attractive opportunity for long-term investors.

As always we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ Clark D. Wagner
Clark D. Wagner

Chief Investment Officer
and Portfolio Manager
January 31, 1996


Cumulative Performance Information
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.

Comparison of change in value of $10,000 investment in the First
Investors New York Insured Tax Free Fund, Inc. (Class A shares) and the Lehman Brothers Municipal Bond Index.

As of December 31, 1995

[worm chart omitted the following figures were used to create this chart] The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only. The same is also true for this descriptive paragraph.

               NEW YORK            LEHMAN
JAN 1986          9,375            10,000
DEC 1986         10,963            11,932
DEC 1987         10,834            12,111
DEC 1988         11,937            13,340
DEC 1989         13,054            14,779
DEC 1990         13,831            15,856
DEC 1991         15,339            17,782
DEC 1992         16,672            19,350
DEC 1993         18,310            21,725
DEC 1994         17,389            20,602
DEC 1995         20,076            24,197

**BOXED INFORMATION INSIDE GRAPH

                        Average Annual Total Return*
Class A shares     N.A.V. Only     S.E.C. Standardized
One Year               15.5%              8.2%
Five Years              7.8%              6.4%
Ten Years               7.9%              7.2%
S.E.C. 30-Day Yield              4.5%
Class B shares
Since Inception        13.7%              9.1%
S.E.C. 30-Day Yield              4.2%

The graph compares a $10,000 investment made in the First Investors
New York Insured Tax Free Fund, Inc. (Class A shares) on 1/1/86 with a theoretical investment in the Lehman Brothers Municipal Bond Index. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown above based on differences in sales loads and fees paid by shareholders investing in the different classes.

The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp.

*Average Annual Total Return figures (for the period ended 12/31/95) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 and 12/29/89, the maximum sales charges were 6.9% and 7.25%, respectively). The returns for Class B shares (first offered for sale on 1/12/95) are for the period 1/12/95 through 12/31/95. The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund - CONNECTICUT SERIES

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Connecticut Series (Class A shares) and the Lehman Brothers Municipal Bond Index.

As of December 31, 1995

[worm chart omitted the following figures were used to create this chart] The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only. The same is also true for this descriptive paragraph.

            CONNECTICUT           LEHMAN
OCT 1990          9,375           10,000
DEC 1990          9,395           10,431
DEC 1991         10,345           11,698
DEC 1992         11,306           12,730
DEC 1993         12,900           14,292
DEC 1994         12,030           13,553
DEC 1995         14,097           15,918

**BOXED INFORMATION INSIDE GRAPH

                       Average Annual Total Return*
Class A shares       N.A.V. Only     S.E.C. Standardized
One Year                17.2%              9.9%
Five Years               8.5%              7.1%
Since Inception          8.1%              6.8%
S.E.C. 30-Day Yield              4.4%
Class B shares
Since Inception         15.3%             10.6%
S.E.C. 30-Day Yield              3.9%

The graph compares a $10,000 investment made in the First Investors Multi-State Insured Tax Free Fund -- Connecticut Series (Class A shares) on 10/8/90 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Series and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown above based on differences in sales loads and fees paid by shareholders investing in the different classes.

The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp.

*Average Annual Total Return figures (for the period ended 12/31/95) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93, the maximum sales charge was 6.9%). Some or all of the expenses of the Series were waived or assumed. If such expenses had been paid by the Series, the Class A shares "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 9.4%, 6.3% and 6.1%, respectively and the S.E.C. 30-Day Yield for December 1995 would have been 4.0%. The returns for Class B shares (first offered for sale on 1/12/95) are for the period 1/12/95 through 12/31/95. The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund - FLORIDA SERIES

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Florida Series (Class A shares) and the Lehman Brothers Municipal Bond Index.

As of December 31, 1995

[worm chart omitted the following figures were used to create this chart] The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only. The same is also true for this descriptive paragraph.

                 FLORIDA         LEHMAN
OCT 1990           9,375         10,000
DEC 1990           9,345         10,431
DEC 1991          10,442         11,698
DEC 1992          11,526         12,730
DEC 1993          13,161         14,292
DEC 1994          12,451         13,553
DEC 1995          14,788         15,918

**BOXED INFORMATION INSIDE GRAPH

                         Average Annual Total Return*
Class A shares       N.A.V. Only     S.E.C. Standardized
One Year                18.8%              11.3%
Five Years               9.6%               8.2%
Since Inception          9.1%               7.8%
S.E.C. 30-Day Yield               4.5%
Class B shares
Since Inception         17.1%              12.4%
S.E.C. 30-Day Yield               4.1%

The graph compares a $10,000 investment made in the First Investors Multi-State Insured Tax Free Fund -- Florida Series (Class A shares) on 10/5/90 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Series and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown above based on differences in sales loads and fees paid by shareholders investing in the different classes.

Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp.

*Average Annual Total Return figures (for the period ended 12/31/95) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93, the maximum sales charge was 6.9%). Some or all of the expenses of the Series were waived or assumed. If such expenses had been paid by the Series, the Class A shares "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 10.8%, 7.4% and 7.0%, respectively and the S.E.C. 30-Day Yield for December 1995 would have been 4.1%. The returns for Class B shares (first offered for sale on 1/12/95) are for the period 1/12/95 through 12/31/95. The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund - GEORGIA SERIES

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Georgia Series (Class A shares) and the Lehman Brothers Municipal Bond Index.

As of December 31, 1995

[worm chart omitted the following figures were used to create this chart] The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only. The same is also true for this descriptive paragraph.

                    GEORGIA         LEHMAN
MAY 1992              9,375         10,000
DEC 1992              9,803         10,753
DEC 1993             11,289         12,073
DEC 1994             10,760         11,449
DEC 1995             12,740         13,447

**BOXED INFORMATION INSIDE GRAPH

                         Average Annual Total Return*
Class A shares        N.A.V. Only     S.E.C. Standardized
One Year                 18.4%              11.0%
Since Inception           8.7%               6.8%
S.E.C. 30-Day Yield                4.7%
Class B shares
Since Inception          16.3%              11.6%
S.E.C. 30-Day Yield                4.3%

The graph compares a $10,000 investment made in the First Investors Multi-State Insured Tax Free Fund -- Georgia Series (Class A shares) on 5/1/92 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Series and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown above based on differences in sales loads and fees paid by shareholders investing in the different classes.

The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp.

*Average Annual Total Return figures (for the period ended 12/31/95) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93, the maximum sales charge was 6.9%). Some or all of the expenses of the Series were waived or assumed. If such expenses had been paid by the Series, the Class A shares "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been 9.5% and 5.2%, respectively and the S.E.C. 30-Day Yield for December 1995 would have been 3.9%. The returns for Class B shares (first offered for sale on 1/12/95) are for the period 1/12/95 through 12/31/95. The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund - MARYLAND SERIES

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Maryland Series (Class A shares) and the Lehman Brothers Municipal Bond Index.

As of December 31, 1995

[worm chart omitted the following figures were used to create this chart] The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only. The same is also true for this descriptive paragraph.

                MARYLAND         LEHMAN
OCT 1990           9,375         10,000
DEC 1990           9,555         10,431
DEC 1991          10,374         11,698
DEC 1992          11,346         12,730
DEC 1993          13,005         14,292
DEC 1994          12,277         13,553
DEC 1995          14,426         15,918


**BOXED INFORMATION INSIDE GRAPH

                         Average Annual Total Return*
Class A shares        N.A.V. Only     S.E.C. Standardized
One Year                  17.5%              10.2%
Five Years                 8.6%               7.2%
Since Inception            8.6%               7.3%
S.E.C. 30-Day Yield                 4.7%
Class B shares
Since Inception           15.8%              11.2%
S.E.C. 30-Day Yield                 4.3%

The graph compares a $10,000 investment made in the First Investors Multi-State Insured Tax Free Fund -- Maryland Series (Class A shares) on 10/8/90 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Series and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown above based on differences in sales loads and fees paid by shareholders investing in the different classes.

The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp.

*Average Annual Total Return figures (for the period ended 12/31/95) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93, the maximum sales charge was 6.9%). Some or all of the expenses of the Series were waived or assumed. If such expenses had been paid by the Series, the Class A shares "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 9.3%, 6.0% and 6.1%, respectively and the S.E.C. 30-Day Yield for December 1995 would have been 3.9%. The returns for Class B shares (first offered for sale on 1/12/95) are for the period 1/12/95 through 12/31/95. The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund - MASSACHUSETTS SERIES

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Massachusetts Series (Class A shares) and the Lehman Brothers Municipal Bond Index.

As of December 31, 1995

[worm chart omitted the following figures were used to create this chart] The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only. The same is also true for this descriptive paragraph.

            MASSACHUSETTS               LEHMAN
JAN 1987            9,375               10,000
DEC 1987            8,868               10,150
DEC 1988           10,057               11,180
DEC 1989           11,096               12,386
DEC 1990           11,885               13,289
DEC 1991           13,232               14,903
DEC 1992           14,529               16,217
DEC 1993           16,262               18,207
DEC 1994           15,404               17,266
DEC 1995           18,033               20,279

**BOXED INFORMATION INSIDE GRAPH

                          Average Annual Total Return*
Class A shares        N.A.V. Only     S.E.C. Standardized
One Year                 17.1%              9.8%
Five Years                8.7%              7.4%
Since Inception           7.6%              6.8%
S.E.C. 30-Day Yield                4.5%
Class B shares
Since Inception          15.3%             10.7%
S.E.C. 30-Day Yield                4.0%

The graph compares a $10,000 investment made in the First Investors Multi-State Insured Tax Free Fund -- Massachusetts Series (Class A shares) on 1/1/87 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Series and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown above based on differences in sales loads and fees paid by shareholders investing in the different classes.

The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp.

*Average Annual Total Return figures (for the period ended 12/31/95) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 and 12/29/89, the maximum sales charges were 6.9% and 7.25%, respectively). Some or all of the expenses of the Series were waived or assumed. If such expenses had been paid by the Series, the Class A shares "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 9.4%, 6.9% and 6.2%, respectively and the S.E.C. 30-Day Yield for December 1995 would have been 4.1%. The returns for Class B shares (first offered for sale on 1/12/95) are for the period 1/12/95 through 12/31/95. The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund - NEW JERSEY SERIES

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- New Jersey Series (Class A shares) and the Lehman Brothers Municipal Bond Index.

As of December 31, 1995

[worm chart omitted the following figures were used to create this chart] The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only. The same is also true for this descriptive paragraph.

             NEW JERSEY          LEHMAN
SEPT 1988         9,375          10,000
DEC 1988          9,545          10,370
DEC 1989         10,540          11,488
DEC 1990         11,327          12,326
DEC 1991         12,608          13,823
DEC 1992         13,831          15,041
DEC 1993         15,641          16,888
DEC 1994         14,716          16,015
DEC 1995         17,131          18,810

**BOXED INFORMATION INSIDE GRAPH

                         Average Annual Total Return*
Class A shares        N.A.V. Only     S.E.C. Standardized
One Year                  16.4%              9.2%
Five Years                 8.7%              7.3%
Since Inception            8.6%              7.7%
S.E.C. 30-Day Yield                 4.5%
Class B shares
Since Inception           14.5%              9.8%
S.E.C. 30-Day Yield                 4.0%

The graph compares a $10,000 investment made in the First Investors Multi-State Insured Tax Free Fund -- New Jersey Series (Class A shares) on 9/13/88 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Series and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown above based on differences in sales loads and fees paid by shareholders investing in the different classes.

The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp.

*Average Annual Total Return figures (for the period ended 12/31/95) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 and 12/29/89, the maximum sales charges were 6.9% and 7.25%, respectively). Some or all of the expenses of the Series were waived or assumed. If such expenses had been paid by the Series, the Class A shares "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 8.9%, 6.9% and 7.2%, respectively and the S.E.C. 30-Day Yield for December 1995 would have been 4.2%. The returns for Class B shares (first offered for sale on 1/12/95) are for the period 1/12/95 through 12/31/95. The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund - NORTH CAROLINA
SERIES

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- North Carolina Series (Class A shares) and the Lehman Brothers Municipal Bond Index.

As of December 31, 1995

[worm chart omitted the following figures were used to create this chart] The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only. The same is also true for this descriptive paragraph.

              NORTH CAROLINA              LEHMAN
MAY 1992               9,375              10,000
DEC 1992               9,769              10,753
DEC 1993              11,135              12,073
DEC 1994              10,417              11,449
DEC 1995              12,367              13,447

**BOXED INFORMATION INSIDE GRAPH

                          Average Annual Total Return*
Class A shares        N.A.V. Only     S.E.C. Standardized
One Year                  18.7%             11.3%
Since Inception            7.8%              6.0%
S.E.C. 30-Day Yield                4.8%
Class B shares
Since Inception           16.7%             12.0%
S.E.C. 30-Day Yield                4.3%

The graph compares a $10,000 investment made in the First Investors Multi-State Insured Tax Free Fund -- North Carolina Series (Class A shares) on 5/4/92 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Series and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown above based on differences in sales loads and fees paid by shareholders investing in the different classes.

The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp.

*Average Annual Total Return figures (for the period ended 12/31/95) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93, the maximum sales charges was 6.9%). Some or all of the expenses of the Series were waived or assumed. If such expenses had been paid by the Series, the Class A shares "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been 10.0% and 4.7%, respectively and the S.E.C. 30-Day Yield for December 1995 would have been 3.9%. The returns For Class B shares (first offered for sale on 1/12/95) are for the period 1/12/95 through 12/31/95. The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund - PENNSYLVANIA SERIES

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Pennsylvania Series (Class A shares) and the Lehman Brothers Municipal Bond Index.

As of December 31, 1995

 [worm chart omitted the following figures were used to create this chart] The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only. The same is also true for this descriptive paragraph.

          PENNSYLVANIA            LEHMAN
APR 1990         9,375            10,000
DEC 1990         9,830            10,759
DEC 1991        10,861            12,066
DEC 1992        11,885            13,129
DEC 1993        13,583            14,741
DEC 1994        12,726            13,979
DEC 1995        15,054            16,418

**BOXED INFORMATION INSIDE GRAPH

                         Average Annual Total Return*
Class A shares        N.A.V. Only     S.E.C. Standardized
One Year                 18.3%             10.9%
Five Years                8.9%              7.5%
Since Inception           8.7%              7.5%
S.E.C. 30-Day Yield               4.6%
Class B shares
Since Inception          16.5%             11.9%
S.E.C. 30-Day Yield               4.1%

The graph compares a $10,000 investment made in the First Investors Multi-State Insured Tax Free Fund -- Pennsylvania Series (Class A shares) on 4/30/90 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Series and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown above based on differences in sales loads and fees paid by shareholders investing in the different classes.

The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp.

*Average Annual Total Return figures (for the period ended 12/31/95) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93, the maximum sales charge was 6.9%). Some or all of the expenses of the Series were waived or assumed. If such expenses had been paid by the Series, the Class A shares "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 10.5%, 7.0% and 6.9%, respectively and the S.E.C. 30-Day Yield for December 1995 would have been 4.2%. The returns for Class B shares (first offered for sale on 1/12/95) are for the period 1/12/95 through 12/31/95. The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund - VIRGINIA SERIES

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund - Virginia Series
(Class A shares) and the Lehman Brothers Municipal Bond Index.

As of December 31, 1995

[worm chart omitted the following figures were used to create this chart] The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only. The same is also true for this descriptive paragraph.

                VIRGINIA        LEHMAN
APR 1990           9,375        10,000
DEC 1990           9,729        10,759
DEC 1991          10,830        12,066
DEC 1992          11,923        13,129
DEC 1993          13,466        14,741
DEC 1994          12,663        13,979
DEC 1995          14,870        16,418

**BOXED INFORMATION INSIDE GRAPH

                         Average Annual Total Return*
Class A Shares        N.A.V. Only       S.E.C. Standardized
 One Year               17.4%             10.1%
 Five Years              8.9%              7.5%
 Since Inception         8.5%              7.2%
S.E.C. 30-Day Yield               4.5%
Class B Shares
 Since Inception        15.5%             10.9%
S.E.C. 30-Day Yield               4.1%

The graph compares a $10,000 investment made in the First Investors Multi-State Insured Tax Free Fund - Virginia Series (Class A shares) on 4/30/90 (inception date) with a similar investment in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Series and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown above based on differences in sales loads and fees paid by shareholders investing in the different classes.

The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index.

*Average Annual Total Return figures (for the period ended 12/31/95) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 and 12/29/89, the maximum sales charges were 6.9% and 7.25%, respectively). Some or all of the expenses of the Series were waived or assumed. If such expenses had been paid by the Series, the Class A shares S.E.C. Standardized Average Annual Total Return for One Year, Five Years and Since Inception would have been 9.6%, 6.9% and 6.7%, respectively and the S.E.C. Yield for December 1995 would have been 4.1%. The returns For Class B shares (first offered for sale on 1/12/95) are for the period 1/12/95 through 12/31/95. The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.








Portfolio of Investments
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
December 31, 1995





------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Amount
                                                                                                                      Invested
                                                                                                                      For Each
      Principal                                                                                                     $10,000 of
         Amount   Security                                                                                Value     Net Assets
------------------------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS--97.9%
                  Education--15.4%
                  New York State Dormitory Authority Revenues:
                    City University:
       $ 1,500M       8.2% 7/1/1998*                                                               $  1,659,375        $    77
        10,750M       5 3/8% 7/1/2025                                                                10,629,062            491
         1,000M     Iona College 7 5/8% 7/1/2009                                                      1,106,250             51
         2,800M     Manhattanville College 7 1/2% 7/1/2000*                                           3,227,000            149
         1,250M     Skidmore College 7 3/4% 7/1/1997*                                                 1,345,313             62
                    State University Educational Facilities:
         1,880M       7 1/4% 5/15/2000*                                                               2,140,850             99
         1,000M       5 7/8% 5/15/2011                                                                1,073,750             50
         2,000M       5 1/2% 5/15/2013                                                                2,067,500             96
         3,700M       7 3/8% 5/15/2014                                                                4,144,000            191
         2,000M       5 1/4% 5/15/2015                                                                2,000,000             92
         4,000M   University of Puerto Rico University Revenues 5 1/4% 6/1/2025                       3,960,000            183
------------------------------------------------------------------------------------------------------------------------------
                                                                                                     33,353,100          1,541
------------------------------------------------------------------------------------------------------------------------------
                  General Obligation--20.7%
                  Nassau County, N.Y.:
         4,355M       5.7% 8/1/2012                                                                   4,534,644            210
         3,845M       6 1/2% 11/1/2012                                                                4,291,981            198
                  New York City, N.Y.:
         4,250M       8% 8/1/1997*                                                                    4,595,312            212
         1,000M       8 1/8% 11/1/1997*                                                               1,087,500             50
         1,000M       8% 6/1/1998*                                                                    1,102,500             51
         3,000M       6.2% 8/1/2008                                                                   3,352,500            155
         3,500M       6.95% 8/15/2012                                                                 3,985,625            184
         1,000M       7 1/4% 3/15/2018                                                                1,141,250             53
                  Niagara Falls, N. Y. Public Improvement:
         1,680M       7 1/2% 3/1/2015                                                                 2,118,900             98
         1,100M       7 1/2% 3/1/2018                                                                 1,386,000             64
         1,750M   North Hempstead, N.Y. 6.4% 4/1/2012                                                 1,955,625             90

                  Puerto Rico Commonwealth:
       $ 2,000M       7.9% 7/1/1996*                                                                  2,102,000             97
         1,250M       6 1/4% 7/1/2013                                                                 1,409,375             65
         4,090M       5.65% 7/1/2015                                                                  4,294,500            199
         7,750M       5% 7/1/2021                                                                     7,440,000            344
------------------------------------------------------------------------------------------------------------------------------
                                                                                                     44,797,712          2,070
------------------------------------------------------------------------------------------------------------------------------
                  Hospital--12.6%
         1,000M   New York State Dormitory Auth. Revs. (Devereux Foundation)
                      5% 7/1/2015                                                                       953,750             44
                  New York State Medical Care Facilities Agency:
         3,690M     Beth Israel Hospital 7 1/2% 11/1/2010                                             4,174,313            193
         1,000M     Good Samaritan Hospital 8% 11/1/2013                                              1,073,750             49
         1,850M     Long Term Health Care 7 3/8% 11/1/2011                                            2,053,500             95
                    Mental Health Services Facilities:
         1,595M       7.7% 2/15/1998*                                                                 1,746,525             81
         2,115M       7 3/4% 2/15/2000*                                                               2,434,894            113
         2,015M       7 3/8% 2/15/2014                                                                2,224,056            103
         1,405M       7.7% 2/15/2018                                                                  1,515,644             70
         2,080M       7 3/4% 2/15/2020                                                                2,334,800            108
         4,915M       6 1/2% 8/15/2024                                                                5,302,056            245
         3,000M     St. Luke's Hospital 7.45% 2/15/2000*                                              3,420,000            158
------------------------------------------------------------------------------------------------------------------------------
                                                                                                     27,233,288          1,259
------------------------------------------------------------------------------------------------------------------------------
                  Housing--5.1%
                  New York City Housing Development Corp.:
         2,250M     Insured Multi-Family (Sheridan Manor) 7.45% 10/1/2008                             2,387,813            110
         6,500M     Insured Residential Charter 7 3/8% 4/1/2017                                       6,833,125            316
         1,730M   New York State Hsg. Fin. Agcy. Series "A" 7.45% 11/1/2028                           1,842,450             85
------------------------------------------------------------------------------------------------------------------------------
                                                                                                     11,063,388            511
------------------------------------------------------------------------------------------------------------------------------
                  Transportation--29.6%
                  Metropolitan Transit Authority of New York:
         5,000M     Commuter Facilities Series 6 1/8% 7/1/2014                                        5,325,000            246
------------------------------------------------------------------------------------------------------------------------------
                    Transit Facilities Series:
         1,500M       8 1/2% 7/1/1996*                                                                1,565,340             72
         1,500M       8 1/2% 7/1/1997*                                                                1,629,375             75
         5,000M       8% 7/1/1998*                                                                    5,562,500            257
         7,900M   New York City Transit Auth. Rev. (Livingston Plaza Proj.) 7 1/2 1/1/2000            8,996,125            416
        10,500M   New York Thruway Authority 5 1/2% 4/1/2015                                         10,591,875            490
         4,000M   Port Authority New York & New Jersey 5 1/8% 10/1/2021                               3,880,000            179
         2,000M   Puerto Rico Commonwealth Highway & Transportation Authority 5 1/2 7/1/2015          2,060,000             95
                  Triborough Bridge & Tunnel Authority:
         1,000M     Special Obligation 8% 1/1/1998*                                                   1,091,250             50
         1,500M     Series "L" 8 1/8% 1/1/1998*                                                       1,640,625             76
         3,000M     Series "O" 7.7% 1/1/1999*                                                         3,345,000            155
         6,900M     Series "Y" 6% 1/1/2012                                                            7,512,375            347
        10,595M     Series "Y" 5 1/2% 1/1/2017                                                       10,912,850            504
------------------------------------------------------------------------------------------------------------------------------
                                                                                                     64,112,315          2,962
------------------------------------------------------------------------------------------------------------------------------
                  Utilities--7.2%
                  New York City Municipal Water Finance Authority:
         4,975M       5 7/8% 6/15/2012                                                                5,373,000            248
         2,000M       5 7/8% 6/15/2013                                                                2,152,500            100
         1,500M   New York State Energy Res. & Dev. Auth. (Brooklyn Union Gas) 9% 5/15/2015           1,529,610             71
         2,000M   New York State Power Authority General Purpose Bonds  8% 1/1/1998*                  2,187,500            101
         4,000M   Suffolk County, N. Y. Water Authority 6% 6/1/2017                                   4,355,000            201
------------------------------------------------------------------------------------------------------------------------------
                                                                                                     15,597,610            721
------------------------------------------------------------------------------------------------------------------------------
                  Other Revenue--7.3%
         1,000M   Monroe Cnty. N.Y. Indl. Dev. Agcy. (Rochester Inst. Tech.)
         1,000M   New York State Dorm. Auth. Rev. (Suffolk County Jud. Facs.)
------------------------------------------------------------------------------------------------------------------------------
                  New York State Urban Development Corporation Correctional Facilities:
       $ 2,000M     Series "C" 7 3/4% 1/1/1998*                                                       2,182,500            101
         3,000M     Series "F" 7 1/2% 1/1/1999*                                                       3,330,000            154
                  Puerto Rico Public Buildings Authority:
         2,250M       6 1/4% 7/1/2012                                                                 2,556,562            118
         1,000M       6 1/4% 7/1/2013                                                                 1,136,250             53
         4,000M       5 1/2% 7/1/2021                                                                 4,135,000            191
------------------------------------------------------------------------------------------------------------------------------
                                                                                                     15,746,562            728
------------------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $193,249,671)                         97.9%                    211,903,975          9,792
Other Assets, Less Liabilities                                              2.1                       4,511,078            208
------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                100.0%                   $216,415,053        $10,000
==============================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
                             See notes to financial statements





Portfolio of Investments
First Investors Multi-State Tax Free Fund - CONNECTICUT SERIES
December 31, 1995

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Amount
                                                                                                                      Invested
                                                                                                                      For Each
      Principal                                                                                                     $10,000 of
         Amount   Security                                                                                Value     Net Assets
------------------------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS--97.8%
                  Certificates of Participation-
                  Connecticut State (Middletown Courthouse Facilities):
        $  130M       6 1/4% 12/15/2009                                                             $   141,050        $    80
           100M       6 1/4% 12/15/2010                                                                 108,250             62
           100M       6 1/4% 12/15/2012                                                                 107,750             61
------------------------------------------------------------------------------------------------------------------------------
                                                                                                        357,050            203
------------------------------------------------------------------------------------------------------------------------------
                  Education--13.8%
                  Conn. State Health & Educational Facilities Authority Revenue:
           725M     Choate Rosemary Hall 6.8% 7/1/2015                                                  817,437            465
           500M     Loomis Chafee School Project-Series "B" 6% 7/1/2015                                 526,875            299
         1,000M     Trinity College 6 1/8% 7/1/2014                                                   1,073,750            611
------------------------------------------------------------------------------------------------------------------------------
                                                                                                      2,418,062          1,375
------------------------------------------------------------------------------------------------------------------------------
                  General Obligation--39.4%
           100M   Bethel, Conn. 6 1/2% 2/15/2011                                                        114,500             65
            50M   Bristol, Conn. 6 1/2% 6/15/2006                                                        56,812             32
            30M   Colchester, Conn. 7.3% 1/15/2007                                                       36,038             20
                  Connecticut State:
           500M       6 1/2% 3/15/2002* - Series "A"                                                    562,500            320
           620M       6% 3/15/2012 - Series "E"                                                         679,675            387
           130M   Coventry, Conn. 6.7% 12/15/2009                                                       151,937             86
                  Griswold, Conn.:
           250M       5 3/4% 4/15/2010                                                                  260,312            148
           100M       6 1/4% 6/15/2010                                                                  110,875             63
           100M   Groton City, Conn. 6 3/4% 6/1/2007                                                    115,375             66
           390M   Hartford, Conn. 5.6% 10/1/2011                                                        399,750            227
           800M   New Britain, Conn. 6% 3/1/2012                                                        876,000            498
           625M   New Haven, Conn. 5 3/4% 2/15/2011                                                     652,344            371
           500M   New Haven, Conn. 5 3/4% 2/15/2012                                                     520,625            296
           130M   Newton, Conn. 6.7% 8/15/2010                                                          151,288             86
            30M   North Canaan, Conn. 6.9% 1/15/2006                                                     34,313             20
            40M   Old Saybrook, Conn. 6 1/2% 2/15/2009                                                   45,700             26
           250M   Plainfield, Conn. 6 3/8% 8/1/2011                                                     270,937            154
           450M   Puerto Rico Commonwealth 6 1/4% 7/1/2013                                              507,375            289
           290M   Regional School District #5, Conn. 6.3% 3/1/2009                                      311,387            177
           255M   Salisbury, Conn. 5 1/2% 6/1/2008                                                      261,694            149
           330M   Southington, Conn. 6.55% 4/1/2012                                                     360,112            205
            90M   Stafford, Conn. 6.55% 11/15/2008                                                      103,838             59
            50M   Stratford, Conn. 6.6% 3/1/2007                                                         57,125             32
           250M   Westbrook, Conn. 6.4% 3/15/2010                                                       279,688            159
------------------------------------------------------------------------------------------------------------------------------
                                                                                                      6,920,200          3,935
------------------------------------------------------------------------------------------------------------------------------
                  Hospital--17.5%
                  Conn. State Health & Educationial Facilities Authority Revenue:
           450M     Bridgeport Hospital 6 1/2% 7/1/2012                                                 494,438            281
            60M     Danbury Hospital-University of New Haven 6 7/8% 1/1/2010                             66,450             38
           500M     Lawrence & Memorial Hospital 6 3/8% 7/1/2002*                                       562,500            320
           700M     New Britain General Hospital 6 1/8% 7/1/2014                                        755,125            429
           325M     Stamford Hospital 6 1/2% 7/1/2006                                                   356,281            203
           280M     Yale-New Haven Hospital 7% 7/1/2010                                                 311,850            177
           500M   Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs. 6 1/4% 7/1/2016                 539,375            307
------------------------------------------------------------------------------------------------------------------------------
                                                                                                      3,086,019          1,755
------------------------------------------------------------------------------------------------------------------------------
                  Housing--3.8%
           650M   Connecticut State Housing Finance Authority 6.1% 5/15/2013                            674,375            384
------------------------------------------------------------------------------------------------------------------------------
                  Transportation--9.3%
                  Connecticut State Special Tax Oblig. Transportation Infrastructure:
           285M       6% 10/1/2009                                                                      304,594            173
           200M       6 1/4% 10/1/2009                                                                  215,750            123
           500M       6 1/2% 10/1/2011                                                                  571,875            325
           250M       6 1/8% 9/1/2012                                                                   276,875            158
           250M       6.1% 10/1/2012                                                                    268,750            153
------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1,637,844            932
------------------------------------------------------------------------------------------------------------------------------

                  Utilities--6.4%
           300M   Connecticut State Resource Recovery Auth. Mid. Conn. Sys. 7.3% 11/15/2012             317,478            181
                  South Central Conn. Regl. Water Auth. Water Sys. Rev.:
           250M       5 7/8% 8/1/2002*                                                                  273,750            156
           500M       6 1/8% 8/1/2014                                                                   538,750            306
------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1,129,978            643
------------------------------------------------------------------------------------------------------------------------------
                  Other Revenue--29.0%
           545M   Connecticut State Dev. Auth. Govtl. Lease Rev. 6 1/2% 6/15/2008                       609,719            347
           325M   Puerto Rico Public Buildings Authority 6 1/4% 7/1/2015                                370,094            210
------------------------------------------------------------------------------------------------------------------------------
                                                                                                        979,813            557
------------------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $15,710,781)                                     97.8%          17,203,341          9,784
Other Assets, Less Liabilities                                                         2.2              378,934            216
------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%         $17,582,275        $10,000
==============================================================================================================================
* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

                                 See notes to financial statements



Portfolio of Investments
First Investors Multi-State Tax Free Fund - FLORIDA SERIES
December 31, 1995

---------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Amount
                                                                                                                      Invested
                                                                                                                      For Each
      Principal                                                                                                     $10,000 of
         Amount   Security                                                                                Value     Net Assets
------------------------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS--97.7%
                  Certificates of Participation-
        $  400M   Volusia County, Fla. School Board 5 5/8% 7/1/2015                                 $   432,000        $   192
------------------------------------------------------------------------------------------------------------------------------
                  General Obligation--4.2%
           300M   Miami, Fla. 6% 12/1/2010                                                              330,750            147
           500M   North Springs, Fla. Impt. Dist. 7% 10/1/2009                                          601,875            267
------------------------------------------------------------------------------------------------------------------------------
                                                                                                        932,625            414
------------------------------------------------------------------------------------------------------------------------------
                  Hospital--7.3%
           400M   Miami, Fla. Health Facs. Auth. (Mercy Hospital) 6 3/4% 8/1/2001*                      455,500            202
           350M   North Broward, Fla. Hosp. Dist. 6 1/2% 1/1/2012                                       384,563            171
           750M   Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs. 6 1/4% 7/1/2016                 809,062            359
------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1,649,125            732
------------------------------------------------------------------------------------------------------------------------------
                  Housing--2.0%
           250M   Dade County, Fla. Hsg. Fin. Auth. Single-Family Mtge. 6.95% 12/15/2012                268,125            119
           175M   Florida Housing Finance Agency-Residential Mtge. (Series 2) 8% 12/15/2016             182,767             81
------------------------------------------------------------------------------------------------------------------------------
                                                                                                        450,892            200
------------------------------------------------------------------------------------------------------------------------------
                  Transportation--10.4%
           500M   Dade County, Fla. Aviation Revenue Series "A" 6% 10/1/2010                            533,125            237
                  Florida State Turnpike Authority Turnpike Revenue:
           300M       6.35% 7/1/2002*                                                                   336,000            149
         1,000M       5% 7/1/2016                                                                       971,250            431
           455M   Port Palm Beach District, Fla. Revenue 6 1/4% 9/1/2008                                499,363            222
------------------------------------------------------------------------------------------------------------------------------
                                                                                                      2,339,738          1,039

                  Utilities--42.9%
           250M   Broward County, Fla. Water & Sewer Utilities Rev. 6 1/2% 10/1/2001*                   280,313            124
           750M   Charlotte County, Fla. Utilities Revenue 6 3/4% 10/1/2013                             852,187            378
                  Escambia County, Fla. Utilities Authority Util. Sys. Rev.:
           500M       6 1/4% 1/1/2013                                                                   560,625            249
         1,000M       6 1/4% 1/1/2015                                                                 1,130,000            502
           690M   Jacksonville Beach, Fla. Utilities Rev. 6 3/4% 10/1/2001*                             787,462            350
           300M   Kissimmee, Fla. Utility Authority Electric System Revenue 6 1/2 10/1/2001*            338,625            150
           500M   Miramar, Fla. Util. Impt. Rev. 6.4% 10/1/2007                                         559,375            248
         1,000M   Plant City, Fla. 6% 10/1/2015                                                       1,092,500            485
           300M   Reedy Creek, Fla. Impt. Dist. Utilities Revenue 6 1/2% 10/1/2001*                     336,375            149
           500M   Sarasota County, Fla. Utility System Revenue 6 1/2% 10/1/2014                         565,000            251
                  Seminole County, Fla. Water & Sewer Revenue:
           500M       6% 10/1/2009                                                                      549,375            244
           500M       6% 10/1/2019                                                                      551,250            245
                  Tampa, Fla. Water & Sewer Revenue:
           200M       6.3% 10/1/2006                                                                    221,750             98
         1,000M       5 1/8% 10/1/2017                                                                  982,500            436
           750M   West Melbourne, Fla. Water & Sewer Revenue 6 3/4% 10/1/2014                           862,500            383
------------------------------------------------------------------------------------------------------------------------------
                                                                                                      9,669,837          4,292
------------------------------------------------------------------------------------------------------------------------------
                  Other Revenue--29.0%
           400M   Florida State Div. Bd. Fin. Dept. General Services 6 3/4% 7/1 2013                    444,000            197
         1,000M   Indian Trace Community Dev. District 5 3/4% 5/1/2011                                1,048,750            465
         1,000M   Jacksonville, Fla. Cap. Improv. (Gator Bowl Project) 5 7/8% 10/1/2015               1,050,000            466
           350M   Jacksonville, Fla. Excise Taxes Revenue 6 1/2% 10/1/2013                              387,187            172
           600M   Orange County, Fla. Tourist Dev. Tax Revenue 5.9% 10/1/2010                           653,250            290
         1,000M   Palm Beach County, Fla. Criminal Justice Facs. Rev. 5 3/8% 6/1/2011                 1,027,500            456
           500M   Pembroke Pines, Fla. Capital Improvement Revenue 5.9% 10/1/2015                       521,875            232
           300M   St. Lucie County, Fla. Sales Tax Revenue 6 1/2% 10/1/2002*                            341,625            152
         1,000M   Tampa, Fla. Sales Tax Revenue 5 3/4% 10/1/2020                                      1,061,250            471
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      6,535,437          2,901
------------------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $19,952,814)                            97.7%                   22,009,654          9,770
Other Assets, Less Liabilities                                                2.3                       518,193            230
------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%                  $22,527,847        $10,000
==============================================================================================================================
* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded date.


                                   See notes to financial statements




Portfolio of Investments
First Investors Multi-State Tax Free Fund - MARYLAND SERIES
December 31, 1995

------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                                        Amount
                                                                                                                      Invested
                                                                                                                      For Each
      Principal                                                                                                     $10,000 of
         Amount     Security                                                                              Value     Net Assets
------------------  ----------------------------------------------------------------------------------------------------------
                    MUNICIPAL BONDS--97.7%
                    Certificates of Participation-
          $ 30M     Baltimore, Maryland Series "B" 7 1/4% 4/1/2016                                   $   33,600        $    37
------------------  ----------------------------------------------------------------------------------------------------------
                    Education--10.4%
                    Morgan State University  Academic & Aux. Facs. Fees Revenue:
            90M       7% 7/1/2000*                                                                      101,700            112
           500M       6.05% 7/1/2015                                                                    558,125            614
           200M       6.1% 7/1/2020                                                                     226,250            249
            50M     University of Maryland Sys. Aux. Fac. & Tuition Rev. 6.3% 2/1/2001*                  55,312             61
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                        941,387          1,036
------------------  ----------------------------------------------------------------------------------------------------------
                    General Obligation--34.4%
           350M     Anne Arundel County, Maryland Water & Sewer 6.3% 8/1/2015                           379,313            417
                    Baltimore, Maryland:
           100M       6.3% 10/15/2004                                                                   112,375            124
           100M       7% 10/15/2009                                                                     119,500            131
            55M     Carroll County, Maryland 6 1/4% 11/1/2001*                                           61,325             67
           100M     Chesapeake Beach, Maryland 6 1/2% 5/1/2012                                          106,500            117
                    Frederick, Maryland:
           100M       6 1/8% 12/1/2008                                                                  108,375            119
           200M       6 1/8% 10/1/2014                                                                  213,500            235
            60M     Frederick County, Maryland 6 5/8% 8/1/2003*                                          68,925             76
            35M     Howard County, Maryland 6 5/8% 2/15/2001*                                            38,981             43
            35M     Montgomery County, Maryland 6 3/4% 4/1/2001*                                         39,550             44
           150M     Ocean City, Maryland 5 3/4% 3/15/2016                                               154,688            170
           400M     Prince Georges County, Maryland 5 1/2% 1/1/2013                                     410,500            452
                    Puerto Rico Commonwealth:
           105M       6.6% 7/1/2002*                                                                    119,700            132
           520M       6 1/4% 7/1/2012                                                                   586,950            646
           250M       5.65% 7/1/2015                                                                    262,500            289
           325M     Washington County, Maryland 5.8% 1/1/2013                                           340,031            374
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                      3,122,713          3,436
------------------------------------------------------------------------------------------------------------------------------
                    Hospital--22.6%
           250M     Maryland Industrial Financing Authority (Bon Secours Health System)
                      5 1/2% 8/15/20                                                                    255,000            280
                    Maryland State Health & Higher Education Facilities Authority:
            35M     Baltimore County General Hospital 6.9% 7/1/2001*                                     39,944             44
            90M     Francis Scott Key Medical Center 6 3/4% 7/1/2000*                                   100,800            111
           500M     Maryland General Hospital 6 1/8% 7/1/2014                                           535,000            589
            20M     Memorial Hospital 7% 7/1/2007                                                        22,050             24
           140M     Sinai Hospital of Baltimore 7% 7/1/2000*                                            158,200            174
           110M     Suburban Hospital 6% 7/1/2002*                                                      119,900            132
            65M     University of Maryland Medical System 7% 7/1/2001*                                   74,506             82
           325M     Puerto Rico Indl. Tourist Edl. Med. and Env. Ctl. Facs. 6 1/4% 7/1/2016             350,594            386
           350M     Takoma Park, Maryland Hosp. Facs. (Adventist Hosp.) 6 1/2% 9/1/2012                 401,625            442
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                      2,057,619          2,264
------------------  ----------------------------------------------------------------------------------------------------------
                    Housing--10.6%
           250M     Baltimore County, Maryland Mtge. Rev. (Old Orchard Apts.)
                      7% 7/1/2016                                                                       270,625            298
                    Maryland State Community Dev. Admin. Dept. Hsg. & Cmnty. Dev.:
            45M       7% 6/1/2011                                                                        48,206             53
           350M       7% 4/1/2014                                                                       381,938            420
           250M     Montgomery County, Maryland Single Family Mtge. Rev.
                      6 1/2% 7/1/2011                                                                   266,563            293
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                        967,332          1,064
------------------  ----------------------------------------------------------------------------------------------------------
                    Transportation--3.0%
                    Maryland State Department of Transportation:
            60M       6 3/8% 9/1/2006                                                                    64,575             71
           500M     Zero Cpn. 7/1/2012                                                                  210,000            231
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                        274,575            302
------------------------------------------------------------------------------------------------------------------------------
                    Utilities--7.1%
                    Baltimore, Maryland Wastewater Utilities Revenue:
           165M       6 1/2% 7/1/2000*                                                                  180,469            199
           215M       6 1/4% 7/1/2002*                                                                  240,531            264
           200M       6% 7/1/2015                                                                       221,750            244
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                        642,750            707
------------------  ----------------------------------------------------------------------------------------------------------
                    Other Revenue--9.2%
           250M     Baltimore, Maryland (Convention Center) 6.1% 9/1/2013                               266,250            293
            35M     Maryland Industrial Financing Authority 7% 7/1/2010                                  39,331             43
           100M     Montgomery County, Maryland Pkg. Rev. (Bethesda Pkg. Lot)
                      6 1/4% 6/1/2009                                                                   108,750            120
           375M     Puerto Rico Public Buildings Authority 6 1/4% 7/1/2015                              427,031            470
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                        841,362            926
------------------  ----------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $8,135,724)                         97.7%                        8,881,338          9,772
Other Assets, Less Liabilities                                            2.3                           206,941            228
------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                              100.0%                       $9,088,279        $10,000
==================  ==========================================================================================================
* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


                                See notes to financial statements







Portfolio of Investments
First Investors Multi-State Tax Free Fund - GEORGIA SERIES
December 31, 1995

------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                                        Amount
                                                                                                                      Invested
                                                                                                                      For Each
      Principal                                                                                                     $10,000 of
         Amount     Security                                                                              Value     Net Assets
------------------  ----------------------------------------------------------------------------------------------------------
                    MUNICIPAL BONDS--99.1%
                    Education--8.9%
          $100M     Atlanta, Ga. Urban Res. Fin. Auth. (Morehouse College Proj.)
                      5.7% 12/1/2010                                                                 $  104,625        $   333
                    Private Colleges & Univs. Facs. Auth., Ga.:
            80M     Mercer University Project  6.35% 11/1/2006                                           90,700            288
            80M     Spelman University Project  6% 6/1/2009                                              85,600            272
------------------------------------------------------------------------------------------------------------------------------
                                                                                                        280,925            893
------------------------------------------------------------------------------------------------------------------------------
                    General Obligation--25.1%
           100M     Chatham County, Ga. School District 5 1/2% 8/1/2016                                 100,500            319
            75M     Columbia County, Ga. School District 6 1/4% 4/1/2013                                 80,906            257
           100M     Hall County, Ga. School District 6.7% 12/1/2014                                     112,250            357
           100M     Mitchell County, Ga. School District 6 1/2% 3/1/2009                                111,500            355
           125M     Paulding County, Ga. School District 6% 2/1/2013                                    136,719            435
           100M     Peach County, Ga. School District 6.4% 2/1/2019                                     107,750            343
           125M     Puerto Rico Commonwealth 6 1/4% 7/1/2012                                            141,094            449
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                        790,719          2,515
------------------  ----------------------------------------------------------------------------------------------------------
                    Hospital--9.1%
           150M     Crisp County, Ga. Hosp. Auth. Crisp Regional Hosp. Proj.
                      5.45% 7/1/2015                                                                    151,125            480
           125M     Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs. 6 1/4% 7/1/2016               134,844            429
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                        285,969            909
------------------  ----------------------------------------------------------------------------------------------------------
                    Transportation--8.9%
           250M     Metropolitan Atlanta Rapid Transit Authority 6 1/4% 7/1/2011                        280,625            892
------------------  ----------------------------------------------------------------------------------------------------------
                    Utilities--36.0%
            25M     Bartow County, Ga. Water & Sewer Revenue 6.05% 9/1/2007                              26,969             86
            95M     Brunswick, Ga. Water & Sewer Revenue 6.1% 10/1/2019                                 106,281            338
            85M     Conyers, Ga. Water & Sewer Revenue 6.45% 7/1/2010                                    93,713            298
            80M     Cordele, Ga. Comb. Public Utilities Revenue 6.4% 11/1/2014                           87,000            277
           210M     Douglasville-Douglas County, Ga. Water & Sewer Authority
                      5 5/8% 6/1/2015                                                                   220,237            700
           250M     Fulton County, Ga. Water & Sewer Revenue 6 3/8% 1/1/2014                            285,937            909
           100M     Georgia Municipal Electric Authority, Special Obligation 6 1/2% 1/1/2017            114,625            364
            80M     Georgia Municipal Gas Authority Revenue 6.8% 11/1/2009                               90,100            287
            95M     Henry County, Ga. Water & Sewer Auth. Revenue 7.1% 2/1/2000*                        106,875            340
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                      1,131,737          3,599
------------------  ----------------------------------------------------------------------------------------------------------
                    Other Revenue--11.9%
            80M     Appling County, Ga. Dev. Auth. Poll. Ctl. Rev. 7.1% 1/1/2014                         89,400            284
            80M     Downtown Smyrna, Ga. Dev. Auth. Rev. 6.7% 2/1/2020                                   88,200            280
            50M     East Point, Ga. Building Authority Revenue 6% 2/1/2011                               53,000            169
           125M     Puerto Rico Public Buildings Authority 6 1/4% 7/1/2013                              142,031            452
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                        372,631          1,185
------------------  ----------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $2,886,666)                     99.9%                            3,142,606          9,993
Other Assets, Less Liabilities                                         .1                                 2,123              7
------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                          100.0%                           $3,144,729        $10,000
==================  ==========================================================================================================
* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.



                                 See notes to financial statements









Portfolio of Investments
First Investors Multi-State Tax Free Fund - MASSACHUSETTS SERIES
December 31, 1995


------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                                        Amount
                                                                                                                      Invested
                                                                                                                      For Each
      Principal                                                                                                     $10,000 of
         Amount     Security                                                                              Value     Net Assets
------------------  ----------------------------------------------------------------------------------------------------------
                    MUNICIPAL BONDS--97.6%
                    Certificates of Participation-
        $  690M     Massachusetts Bay Transportation Authority Series "A" 7.65% 8/1/2000*           $   801,263        $   341
------------------  ----------------------------------------------------------------------------------------------------------
                    Education--12.7%
           425M     Massachusetts Health & Educ. Facs. Auth. (Northeastern Univ.)
                      7 1/8% 10/1/2000*                                                                 474,938            202
           200M     Massachusetts State College Bldg. Auth. Series "A" 7 1/4% 5/1/1996*                 206,302             88
         1,100M     Massachusetts State Indl. Fin. (Babson College-Series "A")
                      5 3/4% 10/1/2015                                                                1,148,125            489
         1,100M     Southeastern Massachusetts Univ. Bldg. 5 3/4% 5/1/2016                            1,142,625            486
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                      2,971,990          1,265
------------------  ----------------------------------------------------------------------------------------------------------
                    General Obligation--22.3%
                    Boston, Massachusetts:
           250M       7 3/8% 2/1/2000*                                                                  283,125            121
           750M       5 7/8% 8/1/2012                                                                   787,500            335
         1,140M     Franklin, Massachusetts 5 1/4% 11/15/2013                                         1,131,450            482
                    Massachusetts General Obligations:
           300M       7% 7/1/2009                                                                       355,125            151
         1,000M       6% 8/1/2010                                                                     1,097,500            467
           150M     North Borough, Massachusetts 7.2% 11/1/2003                                         162,187             69
           150M     Rochester, Massachusetts 7 1/4% 3/1/2007                                            164,813             70
           400M     Rockport, Massachusetts Unlimited Tax Sch. Proj. Loan 6.9% 12/15/2007               445,000            189
                    Wareham, Massachusetts:
           225M       7.05% 1/15/2007                                                                   253,125            108
           500M       7.1% 1/15/2008                                                                    563,125            240
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                      5,242,950          2,232
------------------  ----------------------------------------------------------------------------------------------------------
                    Hospital--32.0%
                    Massachusetts Health & Educational Facilities Authority:
           295M     Berkshire Hospital 7.6% 10/1/1998*                                                  327,081            139
                    Capital Asset Program:
           225M       7.35% 8/1/2008                                                                    252,000            107
           400M       7.2% 7/1/2009                                                                     446,000            190
           500M     Carney Hospital 7 3/4% 7/1/2000*                                                    580,000            247
                    Massachusetts General Hospital:
           750M       6 1/4% 7/1/2012                                                                   839,062            357
         1,250M       5 1/4% 7/1/2023                                                                 1,237,500            527
           570M     Milton Hospital 7% 7/1/2016                                                         640,537            273
         1,500M     Mt. Auburn Hospital 6 1/4% 8/15/2014                                              1,621,875            690
           510M     Newton-Wellesley Hospital 8% 7/1/1998*                                              567,375            242
           400M     South Shore Hospital 7 1/2% 7/1/2000*                                               460,000            196
           490M     University Hospital 7 1/4% 7/1/2019                                                 553,088            235
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                      7,524,518          3,203
------------------  ----------------------------------------------------------------------------------------------------------
                    Housing--.7%
           160M     Massachusetts Housing Finance Agency 7.7% 12/1/2017                                 169,200             72
------------------  ----------------------------------------------------------------------------------------------------------
                    Transportation--5.0%
         1,100M     Massachusetts Bay Transportation Authority Series "A" 5.8% 3/1/2013*              1,166,000            496
------------------  ----------------------------------------------------------------------------------------------------------
                    Utilities--21.5%
                    Boston, Massachusetts Water & Sewer Commission:
           850M       7% 11/1/2001*                                                                     980,687            417
           100M       7 1/4% 11/1/2006                                                                  109,625             47
         1,035M       5 3/4% 11/1/2013                                                                1,102,275            469
           475M     Lynn, Massachusetts Water & Sewer Commission 7 1/4% 12/1/2000*                      546,250            233
         1,250M     Massachusetts State Water Resource Authority 5% 3/1/2022                          1,196,875            509
         1,000M     South Essex, Massachusetts Sewer District 6 3/4% 6/1/2013                         1,122,500            478
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                      5,058,212          2,153
------------------  ----------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $20,610,028)                              97.6%                 22,934,133          9,762
Other Assets, Less Liabilities                                                  2.4                     559,577            238
Net Assets                                                                    100.0%                $23,493,710        $10,000
==================  ==========================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
                         See notes to financial statements








Portfolio of Investments
First Investors Multi-State Tax Free Fund - NEW JERSEY SERIES
December 31, 1995

------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                                        Amount
                                                                                                                      Invested
                                                                                                                      For Each
      Principal                                                                                                     $10,000 of
         Amount     Security                                                                              Value     Net Assets
------------------  ----------------------------------------------------------------------------------------------------------
                    MUNICIPAL BONDS--97.8%
                    Certificates of Participation-4.0%
        $1,000M     Hudson County, N.J. Correctional Facility 7 1/4% 12/1/2000*                     $ 1,150,000        $   191
           500M     Mantua Township, N.J. School District 7 1/4% 6/30/2000*                             571,250             95
           600M     Piscataway Township, N.J. School District 7% 12/15/2000*                            685,500            114
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                      2,406,750            400
------------------  ----------------------------------------------------------------------------------------------------------
                    Education--4.8%
         1,300M     New Jersey Edl. Facs. Fing. Auth. (Seton Hall Univ.) 6 1/4% 7/1/2010              1,408,875            234
         1,500M     University of Puerto Rico 5 1/4%  6/1/2025                                        1,485,000            247
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                      2,893,875            481
------------------  ----------------------------------------------------------------------------------------------------------
                    General Obligation--17.2%
                    Essex County, N.J. Improvement Authority:
           955M     County College Project 6.9% 12/1/2014                                             1,098,250            183
           545M     Jail & Youth House Project 6.9% 12/1/2014                                           615,850            102
                    Orange School District:
         1,025M     Series "A" 6.95% 7/1/2014                                                         1,182,594            197
         1,220M     Series "B" 6.95% 7/1/2014                                                         1,407,575            234
         1,000M     New Jersey State Various Purposes 6% 2/15/2011                                    1,091,250            182
                    Puerto Rico Commonwealth:
         1,340M       6 1/4% 7/1/2012                                                                 1,512,525            252
         1,050M       6 1/4% 7/1/2013                                                                 1,183,875            197
                    Union City, N.J.:
         1,000M       6.7% 9/1/2012                                                                   1,101,250            183
           995M       6.4% 11/1/2013                                                                  1,134,300            189
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                     10,327,469          1,719
------------------  ----------------------------------------------------------------------------------------------------------
                    Hospital--24.7%
                    New Jersey Health Care Facilities Financing Authority:
         1,250M     Bayonne Hospital 6 1/4% 7/1/2012                                                  1,357,812            226
           400M     Community Medical Center 7% 7/1/2009                                                438,500             73
         1,745M     General Hospital Center at Passaic 6% 7/1/2014                                    1,851,881            308
           750M     Holy Name Hospital 7% 7/1/2008                                                      833,400            138
         1,100M     Hunterdon Hospital 7% 7/1/2020                                                    1,225,125            204
         1,750M     Monmouth Medical Center 6 1/4% 7/1/2016                                           1,896,562            316
         1,500M     Ocean County Medical Center 6.9% 7/1/2007                                         1,691,250            281
         3,120M     Riverview Medical Center 6 1/4% 7/1/2011                                          3,510,000            584
           825M     St. Barnabas Medical Center 7 1/4% 7/1/2018                                         912,656            152
         1,000M     St. Peter's Medical Center Series "E" 6 7/8% 7/1/2001*                            1,140,000            190
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                     14,857,186          2,472
------------------  ----------------------------------------------------------------------------------------------------------
                    Housing--4.6%
                    New Jersey State Housing & Mortgage Financing Agency:
           380M     Series "A" 7 1/2% 4/1/2015                                                          400,900             67
           420M     Series "E" 7.65% 10/1/2016                                                          449,400             75
         1,385M     Series "C" 7 3/8% 10/1/2017                                                       1,461,175            243
           450M     Series "B" 8.1% 10/1/2017                                                           478,125             79
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                      2,789,600            464
------------------  ----------------------------------------------------------------------------------------------------------
                    Transportation--10.0%
           900M     Delaware River Port Authority 7 3/8% 1/1/2007                                       986,625            164
         1,000M     New Jersey State Highway Authority (Garden State Parkway)
                      6.2% 1/1/2010                                                                   1,096,250            182
                    New Jersey State Transportation Fund Transit System Series "A":
           500M       5 1/4% 6/15/2014                                                                  500,000             83
         1,500M       5% 6/15/2015                                                                    1,455,000            242
         2,000M     Port Authority, New York & New Jersey 5 1/4% 7/15/2017                            1,980,000            330
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                      6,017,875          1,001
------------------  ----------------------------------------------------------------------------------------------------------
                    Utilities--12.4%
         1,000M     Bergen County, N.J. Util. Auth. Water Pollution Ctl. 6 1/2% 12/15/2012            1,091,250            182
           380M     Camden County, N.J. Municipal Utilities Sewer Revenue 8 1/4% 12/1/2017              416,100             69
         1,000M     Evesham, N.J. Municipal Utilities Authority  7% 7/1/2000*                         1,113,750            185
           500M     Long Branch, N.J. Sewer Authority 7 1/4% 6/1/2000*                                  569,375             95
           500M     Lower Township, N.J. Municipal Utilities Authority 7% 12/1/2000*                    569,375             95
           250M     Montville Township, N.J. Municipal Utilities Authority 7% 12/1/2011                 282,813             47
           500M     Musconetcong, N.J. Sewer Authority 7.15% 1/1/2000*                                  561,875             93
         1,435M     New Jersey Wastewater Treatment Trust 6 1/4% 4/1/2010                             1,555,181            259
         1,140M     Passaic Valley, N.J. Water Commn. 6.4% 12/15/2002*                                1,292,475            215
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                      7,452,194          1,240
------------------  ----------------------------------------------------------------------------------------------------------
                    Other Revenue--20.1%
         1,900M     Atlantic County, N.J. Impt. Auth. Lux. Tax. (Convention Center)
                      7.4% 7/1/2016                                                                   2,382,125            396
         1,250M     Camden County, N.J. Impt. Auth. Lease Revenue 5 5/8% 10/1/2015                    1,282,813            213
           350M     Cape May County, N.J. Indl. Pollution Control Fin. Auth. 6.8% 3/1/2021              430,500             72
         1,000M     New Brunswick, N.J. Parking Authority 7.2% 9/1/1999*                              1,115,000            186
                    New Jersey Economic Development Authority:
                    Educational Testing Service:
         1,000M       5.9% 5/15/2015                                                                  1,046,250            174
         2,000M       6 1/8% 5/15/2015                                                                2,120,000            353
         1,500M     Market Transition Facility 5 7/8% 7/1/2011                                        1,584,375            264
           875M     Puerto Rico Public Buildings Authority Series "A" 6 1/4% 7/1/2013                   994,219            165
         1,000M     Salem County, N.J. Impt. Auth. Rev. County Corr. Facs.
                      7 1/8% 5/1/1998*                                                                1,108,750            184
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                     12,064,032          2,007
------------------  ----------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $53,055,392)                         97.8%                      58,808,981          9,784
Other Assets, Less Liabilities                                             2.2                        1,301,157            216
------------------  ----------------------------------------------------------------------------------------------------------
Net Assets                                                               100.0%                     $60,110,138        $10,000
==================  ==========================================================================================================


* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
               See notes to fiancial statements








Portfolio of Investments
First Investors Multi-State Tax Free Fund - NORTH CAROLINA SERIES
December 31, 1995

------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                                        Amount
                                                                                                                      Invested
                                                                                                                      For Each
      Principal                                                                                                     $10,000 of
         Amount     Security                                                                              Value     Net Assets
------------------  ----------------------------------------------------------------------------------------------------------
                    MUNICIPAL BONDS--96.5%
                    Certificates of Participation-4.4%
          $100M     Charlotte, N.C. Convention Facilities Project 6 3/4% 12/1/2001*                  $  114,250        $   226
           100M     Cumberland County, N.C. Civic Center Project 6.3% 12/1/2008                         110,000            217
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                        224,250            443
------------------  ----------------------------------------------------------------------------------------------------------
                    General Obligation--53.0%
           200M     Cumberland County, N.C. 5 1/2% 4/1/2012                                             205,500            406
           200M     Currituck County, N.C. 5.4% 4/1/2013                                                202,750            401
           200M     Gaston County, N.C. 5.7% 3/1/2013                                                   211,000            417
           220M     Laurinburg, N.C. 5.3% 6/1/2012                                                      225,775            446
           200M     Mecklenburg County, N.C. 6.2% 1/1/2002*                                             220,250            435
           200M     Morganton, N.C. 5.7% 6/1/2014                                                       209,250            414
           400M     Onslow County, N.C. 5.7% 3/1/2011                                                   422,500            835
           200M     Puerto Rico Commonwealth 6 1/4% 7/1/2012                                            225,750            446
           280M     Rowan County, N.C. 5.6% 4/1/2014                                                    291,900            577
           250M     Salisbury, N.C. 5.3% 5/1/2013                                                       253,125            500
           200M     Watauga County, N.C. 5.9% 6/1/2014                                                  212,500            420
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                      2,680,300          5,297
------------------  ----------------------------------------------------------------------------------------------------------
                    Hospital--6.9%
           140M     North Carolina Med. Care Commn. (Presbyterian Hosp.)
                      7 3/8% 10/1/2000*                                                                 161,175            319
           175M     Puerto Rico Indl. Tourist Edl. Med. and Env. Ctl. Facs. 6 1/4% 7/1/2016             188,781            373
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                        349,956            692
------------------  ----------------------------------------------------------------------------------------------------------
                    Housing--2.6%
           125M     North Carolina Housing Finance Agency 6.6% 7/1/2017                                 133,906            265
------------------  ----------------------------------------------------------------------------------------------------------
                    Transportation--2.1%
           100M     Puerto Rico Commonwealth Highway & Transportation Authority
                      5 1/2% 7/1/2013                                                                   104,000            206
------------------  ----------------------------------------------------------------------------------------------------------
                    Utilities--22.4%
           200M     Concord, N.C. Utility Systems 5 1/2% 12/1/2014                                      203,750            403
           200M     Dare County, N.C. Utility System 5 3/4% 6/1/2014                                    210,500            416
           300M     Fayetteville, N.C. Public Works Commission Revenue 5 1/4% 3/1/2013                  300,375            593
           200M     North Carolina Municipal Power Agency 6% 1/1/2010                                   218,000            431
           200M     Shelby, N.C. Comb. Enterprise System Revenue 5 1/2% 5/1/2017                        201,750            399
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                      1,134,375          2,242
------------------  ----------------------------------------------------------------------------------------------------------
                    Other Revenue--5.1%
           225M     Puerto Rico Public Buildings Authority 6 1/4% 7/1/2012                              255,656            505
------------------  ----------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $4,613,767)                                   96.5%              4,882,443          9,650
Other Assets, Less Liabilities                                                      3.5                 177,316            350
------------------  ----------------------------------------------------------------------------------------------------------
Net Assets                                                                        100.0%             $5,059,759        $10,000
==================  ==========================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
                         See notes to financial statements




Portfolio of Investments
First Investors Multi-State Tax Free Fund - PENNSYLVANIA SERIES
December 31, 1995

------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                                        Amount
                                                                                                                      Invested
                                                                                                                      For Each
      Principal                                                                                                     $10,000 of
         Amount     Security                                                                              Value     Net Assets
------------------  ----------------------------------------------------------------------------------------------------------
                    MUNICIPAL BONDS--98.0%
                    Certificates of Participation-3.5%
        $1,500M     Pennsylvania State 5% 7/1/2015                                                  $ 1,423,125        $   354
------------------  ----------------------------------------------------------------------------------------------------------
                    Education--5.7%
           675M     Northeast. Pa. Hosp. & Ed. Auth. (Luzerne Cnty. Cmnty. College)
                      6.55% 8/15/2009                                                                   736,594            183
           455M     Pennsylvania State Higher Educ. Facs. Auth. (Hahnemann Univ.)
                      7.2% 7/1/2019                                                                     495,381            123
         1,000M     Phila., Pa. Hosp. & Higher Edl. Facs. Auth. (Cmnty. College)
                      6 1/8% 5/1/2014                                                                 1,063,750            265
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                      2,295,725            571
------------------  ----------------------------------------------------------------------------------------------------------
                    General Obligation--18.8%
           150M     Allegheny County, Pa. Inst. Dist. Series 18, 7.3% 4/1/2009                          165,937             41
           200M     Conrad Weiser Area School District 6 5/8% 10/1/2007                                 200,956             50
           265M     Falls Township, Pa. 7% 12/15/2000*                                                  294,481             73
           700M     Jeannette, Pa. School District 6.65% 6/15/2001*                                     777,000            193
         1,000M     Meadville, Pa. 5 1/4% 10/1/2025                                                     977,500            243
         1,000M     Philadelphia, Pa. 6% 11/15/2014                                                   1,046,250            260
         1,500M     Pittsburgh, Pa. 5 1/2% 9/1/2014                                                   1,545,000            384
         1,000M     Stroudsburg, Pa. Area School District 5.8% 10/1/2010                              1,046,250            260
           800M     Trinity Area School District, Pa. 6 5/8% 11/1/2001*                                 893,000            222
           565M     Venango County, Pa. 7% 7/15/2000*                                                   629,975            157
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                      7,576,349          1,883
------------------  ----------------------------------------------------------------------------------------------------------
                    Hospital--11.2%
         1,000M     Allegheny County, Pa. Hosp. Dev. Auth. (Allegheny Gen. Hosp.)
                      6.2% 9/1/2015                                                                   1,068,750            265
         1,500M     Berks County, Pa. Mun. Auth. Hosp. (Reading Hosp. Med. Ctr.)
                      5.7% 10/1/2014                                                                  1,575,000            392
         1,100M     Blair County, Pa. Hosp. Auth. Rev.(Altoona Hosp.) 6 3/8% 7/1/2014                 1,177,000            293
           135M     Delaware County, Pa. Auth. Hosp. Rev. (Memorial Hosp.)
                      7 1/8% 8/15/2009                                                                  150,694             37
           500M     St. Mary Hosp. Auth., Langhorne, Pa. (Franciscan Health) 7% 7/1/2014                535,000            133
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                      4,506,444          1,120
------------------  ----------------------------------------------------------------------------------------------------------
                    Housing--4.0%
                    Pennsylvania Housing Finance Agency Single-Family Mtge.:
           500M       7.15% 4/1/2015                                                                    534,375            133
         1,000M       7.3% 10/1/2017                                                                  1,065,000            265
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                      1,599,375            398
------------------  ----------------------------------------------------------------------------------------------------------
                    Transportation--4.8%
         1,600M     Pennsylvania State Turnpike Commission Oil Franchise Rev.
                      5 1/2% 12/1/2012                                                                1,628,000            405
           260M     Pennsylvania State Turnpike Commission Turnpike Revenue
                      7.4% 12/1/2000*                                                                   300,300             74
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                      1,928,300            479
------------------  ----------------------------------------------------------------------------------------------------------
                    Utilities--33.6%
                    Allegheny County, Pa. Sanitation Authority Sewer Revenue:
         1,100M       6 1/2% 12/1/2001*                                                               1,222,375            304
         1,000M       6 1/4% 12/1/2014                                                                1,072,500            267
           175M     Beaver County, Pa. Indl. Dev. Auth. Poll. Ctl. (Ohio Edison)
                      7 3/4% 9/1/2024                                                                   192,719             48
           230M     Fairview Township, Pa. Authority Sewer Revenue 7% 11/1/2000*                        257,312             64
                    Harrisburg, Pa. Authority Water Revenue:
           250M       7% 7/15/2001*                                                                     282,188             70
           350M       6 1/2% 8/15/2002*                                                                 390,687             97
         1,000M     North Pennsylvania, Pa. Water Authority 6 7/8% 11/1/2004*                         1,170,000            291
         1,000M     North Wales, Pa. Water Authority 6 3/4% 11/1/2004*                                1,155,000            287
                    Philadelphia, Pa. Water & Wastewater:
         1,230M       6 1/4% 8/1/2011                                                                 1,374,525            342
         2,000M       6 1/4% 8/1/2012                                                                 2,237,500            556
                    Pittsburgh, Pa. Water & Sewer Auth. Water & Sewer System:
           275M       6 3/4% 9/1/2001*                                                                  312,125             77
         2,450M       6 1/2% 9/1/2013                                                                 2,811,375            699
         1,000M     Washington County, Pa. Indl. Dev. Auth. (West Penn. Power)
                      6.05% 4/1/2014                                                                  1,045,000            260
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                     13,523,306          3,362
------------------  ----------------------------------------------------------------------------------------------------------
                    Other Revenue--16.4%
         1,000M     Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev.
                      7% 6/15/2014                                                                    1,146,250            285
                    Pennsylvania State Industrial Development Authority:
         1,000M       6% 1/1/2012                                                                     1,055,000            262
         2,750M       5 1/2% 1/1/2014                                                                 2,780,938            691
           400M     Puerto Rico Public Buildings Authority Series "A" 6 1/4% 7/1/2015                   455,500            113
           500M     Somerset County, Pa. Gen. Auth. Commonwealth Lease Rev.
                      7% 10/15/2001*                                                                    566,875            141
           500M     Washington County, Pa. Auth. Lease Rev. 7.45% 6/15/2000*                            576,875            144
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                      6,581,438          1,636
------------------  ----------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $36,051,489)                               98.0%                39,434,062          9,803
Other Assets, Less Liabilities                                                   2.0                    792,931            197
------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     100.0%               $40,226,993        $10,000
==================  ==========================================================================================================
* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


                          See notes to financial statements





Portfolio of Investments
First Investors Multi-State Tax Free Fund - VIRGINIA SERIES
December 31, 1995

------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                                        Amount
                                                                                                                      Invested
                                                                                                                      For Each
      Principal                                                                                                     $10,000 of
         Amount     Security                                                                              Value     Net Assets
------------------  ----------------------------------------------------------------------------------------------------------
                    MUNICIPAL BONDS--97.4%
                    Certificates of Participation-.5%
        $  110M     Virginia Beach, Va. 7 1/4% 9/1/2000*                                            $   125,813        $    48
------------------  ----------------------------------------------------------------------------------------------------------
                    Education--10.5%
           575M     George Mason University, Va. 6 3/8% 2/1/2016                                        626,031            239
           750M     James Madison University, Va. 5 1/4% 6/1/2013                                       750,937            287
         1,100M     Norfolk, Va. Redev. & Hsg. Auth. (Tidewater Cmnty. College)
                      5 7/8% 11/1/2015                                                                1,164,625            445
           200M     Virginia College Bldg. Auth. (Washington & Lee Univ.) 7% 1/1/2000*                  223,750             85
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                      2,765,343          1,056
------------------  ----------------------------------------------------------------------------------------------------------
                    General Obligation--19.3%
         1,250M     Chesapeake, Va. Public Improvement 5% 5/1/2013                                    1,212,500            463
                    Danville, Virginia:
           500M       5.8% 4/1/2014                                                                     520,000            198
           500M       5.8% 4/1/2015                                                                     518,125            198
           185M     Hampton, Va. Public Improvement 6 5/8% 1/1/2000*                                    204,194             78
           170M     Portsmouth, Va. Utility 6.8% 8/1/2000*                                              190,613             73
           750M     Puerto Rico Commonwealth 6 1/4% 7/1/2012                                            846,563            323
         1,000M     Richmond, Va. 5 1/2% 1/15/2013                                                    1,010,000            386
           500M     Virginia State Public School Authority 6 1/2% 8/1/2013                              549,375            210
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                      5,051,370          1,929
------------------  ----------------------------------------------------------------------------------------------------------
                    Hospital--18.3%
           125M     Charlottesville, Va. Indl. Dev. Auth. (Martha Jefferson Hosp.)
                      7 3/8% 10/1/2000*                                                                 143,906             55
         1,150M     Danville, Va. Ind. Dev. Auth. (Danville Reg. Med. Ctr.)
                      6 3/8% 10/1/2014                                                                1,243,437            475
           500M     Hanover County, Va. Indl. Dev. Auth. (Bon Secours Health Sys. Projs.)
                      6% 8/15/2010                                                                      546,875            209
                    Roanoke, Va. Indl. Dev. Auth. (Roanoke Memorial Hospitals Projects):
           295M       6 1/2% 7/1/2000*                                                                  322,656            123
           355M       7 1/4% 7/1/2000*                                                                  404,700            155
         1,675M       6 1/8% 7/1/2017                                                                 1,855,062            708
           250M     Winchester, Va. Indl. Dev. Auth. (Winchester Med.Ctr.) 7 1/4% 1/1/2000*             281,875            108
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                      4,798,511          1,833
------------------  ----------------------------------------------------------------------------------------------------------
                    Transportation--9.5%
           280M     Richmond, Va. Metro. Auth. Expressway Rev. 7% 10/15/2000*                           308,000            117
                    Washington, D.C. Metropolitan Area Transportation Authority:
         1,000M       6% 7/1/2008                                                                     1,088,750            416
         1,000M       6% 7/1/2010                                                                     1,088,750            416
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                      2,485,500            949
------------------  ----------------------------------------------------------------------------------------------------------
                    Utilities--28.1%
           225M     Fairfax County, Va. Sewer Revenue 7% 11/15/99*                                      251,438             96
           170M     Fairfax County, Va. Water Authority Water Revenue 7 1/4% 1/1/2000*                  191,675             73
           275M     Henry County, Va. Public Service Auth. Water & Sewer Rev.
                      7.2% 11/15/2000*                                                                  313,156            119
           750M     Leesburg, Va. Utility System Revenue 6.3% 7/1/2012                                  804,375            307
                    Loudoun County, Va. Sanitation Authority Water & Sewer Revenue:
           500M       6 1/4% 1/1/2010                                                                   541,250            207
         1,000M       5 1/2% 1/1/2015                                                                 1,012,500            387
                    Norfolk, Va. Water Revenue:
           250M       5.6% 11/1/2011                                                                    257,500             98
         1,000M       5 7/8% 11/1/2015                                                                1,047,500            400
         1,000M     Prince William County, Va. Svce. Auth. Water Sewer Sys.Rev.
                      6 1/2% 7/1/2001*                                                                1,117,500            427
           560M     Roanoke County, Va. Water System Revenue 6 1/2% 7/1/2001*                           628,600            240
           625M     Upper Occoquan Sewer Authority, Va. Regional Sewer Revenue
                      6 1/2% 7/1/2001*                                                                  701,563            268
           500M     Virginia Beach, Va. Water & Sewer Revenue 5 1/8% 2/1/2014                           491,250            188
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                      7,358,307          2,810
------------------  ----------------------------------------------------------------------------------------------------------
                    Other Revenue--11.2%
           700M     Frederick County, Va. Indl. Dev. Auth. (Govt. Complex Proj.)
                      6 1/2% 12/1/2014                                                                  769,125            294
         1,000M     Richmond, Va. Redev. & Hsg. Auth. (Old Manchester Proj.)
                      6.8% 3/1/2015                                                                   1,110,000            424
         1,000M     Riverside, Va. Regl. Jail Authority 5 7/8% 7/1/2014                               1,050,000            401
------------------  ----------------------------------------------------------------------------------------------------------
                                                                                                      2,929,125          1,119
------------------  ----------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $23,442,366)                             97.4%                  25,513,969          9,744
Other Assets, Less Liabilities                                                 2.6                      669,717            256
------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                   100.0%                 $26,183,686        $10,000
==================  ==========================================================================================================
* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


                                   See notes to financial statements











Statement of Assets and Liabilities
December 31, 1995

----------------------------------------------------    -----------------------------------------------------------------------
                                                                        FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                                  FIRST INVESTORS  ------------------------------------------------------------
                                                 NEW YORK INSURED
                                               TAX FREE FUND, INC.    CONNECTICUT        FLORIDA        GEORGIA       MARYLAND
----------------------------------------------------    ------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                  $193,249,671    $15,710,781    $19,952,814     $2,886,666     $8,135,724
                                                      =========================================================================
  At value (Note 1A)                                  $211,903,975    $17,203,341    $22,009,654     $3,142,606     $8,881,338
Cash                                                       312,441         49,631         94,151         92,027          7,170
Receivables:
  Interest                                               4,796,364        350,444        344,053         64,038        227,381
  Shares sold                                              217,219          9,060        142,781            229            587
Other assets                                                10,408             16             31             --              7
                                                    ---------------------------------------------------------------------------
Total Assets                                           217,240,407     17,612,492     22,590,670      3,298,900      9,116,483
                                                    ---------------------------------------------------------------------------
Liabilities
Payables:
  Dividends payable January 20, 1996                       368,656         14,975         47,608          3,067         14,443
  Shares redeemed                                          221,319          3,500             --             --          6,655
  Investment securities purchased                               --             --             --        150,522             --
Accrued advisory fees                                      134,347          5,827          6,457             --          1,056
Accrued expenses                                           101,032          5,915          8,758            582          6,050
                                                    ---------------------------------------------------------------------------
Total Liabilities                                          825,354         30,217         62,823        154,171         28,204
                                                    ---------------------------------------------------------------------------
Net Assets                                            $216,415,053    $17,582,275    $22,527,847     $3,144,729     $9,088,279
                                                    ===========================================================================
Net Assets Consist of:
Capital paid in                                       $197,746,644    $16,329,576    $20,542,601     $2,924,603     $8,448,414
Undistributed net investment income                         20,945            903          4,871          2,014          3,403
Accumulated net realized loss on investments                (6,840)      (240,764)       (76,465)       (37,828)      (109,152)
Net unrealized appreciation in value of investments     18,654,304      1,492,560      2,056,840        255,940        745,614
                                                    ---------------------------------------------------------------------------
Total                                                 $216,415,053    $17,582,275    $22,527,847     $3,144,729     $9,088,279
                                                    ===========================================================================
Shares outstanding (Note 2):
  Class A                                               14,415,096      1,296,176      1,670,061        239,559        660,469
  Class B                                                   77,405         66,443         22,438          7,671         32,211
Net asset value and redemption price
 per share--Class A                                         $14.93         $12.90         $13.31         $12.72         $13.12
                                                           =======        =======        =======        =======        =======
Maximum offering price per share--Class A*                  $15.93         $13.76         $14.20         $13.57         $13.99
                                                           =======        =======        =======        =======        =======
Net asset value and offering price per share--Class B       $14.93         $12.90         $13.31         $12.71         $13.12
                                                           =======        =======        =======        =======        =======

                              See notes to finacial statements




Statement of Assets and Liabilities
December 31, 1995

----------------------------------------------------------------------------------------------------------------------------

                                                   -------------------------------------------------------------------------
                                                                                        NORTH
                                                  MASSACHUSETTS     NEW JERSEY       CAROLINA   PENNSYLVANIA       VIRGINIA
----------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                $20,610,028    $53,055,392     $4,613,767    $36,051,489    $23,442,366
                                                   =========================================================================
  At value (Note 1A)                                $22,934,133    $58,808,981     $4,882,443    $39,434,062    $25,513,969
Cash                                                    157,723         98,379         97,584         93,569        184,949
Receivables:
  Interest                                              441,570      1,338,286         83,215        665,897        540,570
  Shares sold                                            14,529        112,982          5,394        172,148         33,614
Other assets                                                644            277             --             81             47
                                                   -------------------------------------------------------------------------
Total Assets                                         23,548,599     60,358,905      5,068,636     40,365,757     26,273,149
                                                   -------------------------------------------------------------------------
Liabilities
Payables:
  Dividends payable January 20, 1996                     28,087        170,913          7,998         76,242         50,749
  Shares redeemed                                         5,150         14,992             --         28,435         17,350
  Investment securities purchased                            --             --             --             --             --
Accrued advisory fees                                     9,684         29,849             --         16,626          8,654
Accrued expenses                                         11,968         33,013            879         17,461         12,710
                                                   -------------------------------------------------------------------------
Total Liabilities                                        54,889        248,767          8,877        138,764         89,463
                                                   -------------------------------------------------------------------------
Net Assets                                          $23,493,710    $60,110,138     $5,059,759    $40,226,993    $26,183,686
                                                   =========================================================================
Net Assets Consist of:
Capital paid in                                     $21,167,837    $54,350,990     $4,878,612    $36,826,829    $24,109,866
Undistributed net investment income                       1,768          5,559            767         17,591          2,217
Accumulated net realized loss on investments                 --             --        (88,296)            --             --
Net unrealized appreciation in value of investments   2,324,105      5,753,589        268,676      3,382,573      2,071,603
                                                   -------------------------------------------------------------------------
Total                                               $23,493,710    $60,110,138     $5,059,759    $40,226,993    $26,183,686
                                                   =========================================================================
Shares outstanding (Note 2):
  Class A                                             1,896,952      4,463,965        405,508      3,043,574      1,936,855
  Class B                                                25,688         72,272          6,132         18,783         76,242
Net asset value and redemption price
 per share--Class A                                      $12.22         $13.25         $12.29         $13.14         $13.01
                                                        =======        =======        =======        =======        =======
Maximum offering price per share--Class A*               $13.03         $14.13         $13.11         $14.02         $13.88
                                                        =======        =======        =======        =======        =======
Net asset value and offering price per share--Class B    $12.21         $13.24         $12.29         $13.14         $13.00
                                                        =======        =======        =======        =======        =======
*On purchases of $25,0000 or more,
 the sales charge is reduced

                                 See notes to financial statements







Statement of Operations
Year Ended December 31, 1995

---------------------------------------------------------------------------------------------------------------------------------
                                                     First Investors            FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                                     New York Insure           --------------------------------------------------

                                                     TAX FREE FUND,   CONNECTICUT      FLORIDA        GEORGIA       MARYLAND
                                                     ----------------------------------------------------------------------------
Investment Income
Interest income                                         $13,208,031       $957,844     $1,225,122       $152,232       $476,651
                                                        -----------     ----------     ----------       --------     ----------
Expenses (Notes 1 and 5):
Advisory fees                                             1,564,094        123,686        159,085         20,345         61,997
Distribution plan expenses-Class A                          624,331         32,082         42,094          5,328         16,110
Distribution plan expenses-Class B                            4,353          4,460          1,647            492          2,110
Shareholder servicing costs                                 157,861         15,439         15,723          3,386          9,251
Professional fees                                            36,306         10,749         13,256          7,840          6,078
Reports to shareholders                                      31,682          3,282          1,409            585          1,921
Bond insurance premiums                                      66,798          3,332            161            147          1,643
Custodian fees                                               26,309          3,802          4,531          1,255          2,531
Other expenses                                               65,588          5,348          6,484          1,338          2,871
                                                        -----------     ----------     ----------       --------     ----------
Total expenses                                            2,577,322        202,180        244,390         40,716        104,512
Less: Expenses waived or assumed                                 --        (57,720)       (84,845)       (34,914)       (63,095)
Custodian fees paid indirectly                              (10,081)        (3,802)        (4,531)            --         (2,531)
                                                        -----------     ----------     ----------       --------     ----------
Expenses-net                                              2,567,241        140,658        155,014          5,802         38,886
                                                        -----------     ----------     ----------       --------     ----------
Net investment income                                    10,640,790        817,186      1,070,108        146,430        437,765
                                                        -----------     ----------     ----------       --------     ----------
Realized and Unrealized Gain (Loss) on
Investments (Note 4):
Net realized gain (loss) on investments                   3,236,161        114,073        188,468          2,973         22,502
Net unrealized appreciation of investments               15,830,893      1,646,045      2,343,973        290,945        845,062
                                                        -----------     ----------     ----------       --------     ----------
Net gain on investments                                  19,067,054      1,760,118      2,532,441        293,918        867,564
                                                        -----------     ----------     ----------       --------     ----------
Net Increase in Net Assets Resulting from Operations    $29,707,844     $2,577,304     $3,602,549       $440,348     $1,305,329
                                                        ===========     ==========     ==========       ========     ==========


Statement of Operations (Continued)
Year Ended December 31, 1995

--------------------------------------------------------------------------------------------------------------------------------
                                                                    FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                                      --------------------------------------------------------------------------
                                                                                        NORTH
                                                      MASSACHUSETTS   NEW JERSEY      CAROLINA     PENNSYLVANIA     VIRGINIA
                                                      --------------------------------------------------------------------------
Investment Income
Interest income                                          $1,362,856     $3,479,819       $239,282     $2,188,512     $1,443,421
                                                         ----------     ----------       --------     ----------     ----------
Expenses (Notes 1 and 5):
Advisory fees                                               167,610        432,142         33,343        277,753        186,583
Distribution plan expenses-Class A                           44,279        114,669          8,776         73,856         48,660
Distribution plan expenses-Class B                            2,089          2,836            570          1,055          5,483
Shareholder servicing costs                                  18,745         37,637          4,970         26,120         21,503
Professional fees                                             8,941         27,683         10,236          9,522          9,840
Reports to shareholders                                       3,948          7,764            852          5,347          4,584
Bond insurance premiums                                       1,118          5,214            766            985          4,736
Custodian fees                                                4,264         11,204          1,462          6,386          4,461
Other expenses                                                7,013         17,268          1,880         11,153          7,859
                                                         ----------     ----------       --------     ----------     ----------
Total expenses                                              258,007        656,417         62,855        412,177        293,709
Less: Expenses waived or assumed                            (55,870)       (86,428)       (53,517)       (92,584)       (87,072)
Custodian fees paid indirectly                               (4,264)        (4,195)            --         (6,386)        (4,116)
                                                         ----------     ----------       --------     ----------     ----------
Expenses-net                                                197,873        565,794          9,338        313,207        202,521
                                                         ----------     ----------       --------     ----------     ----------
Net investment income                                     1,164,983      2,914,025        229,944      1,875,305      1,240,900
                                                         ----------     ----------       --------     ----------     ----------
Realized and Unrealized Gain (Loss) on
Investments (Note 4):
Net realized gain (loss) on investments                     360,045        657,781         (4,494)       179,294        133,406
Net unrealized appreciation of investments                1,956,930      5,200,017        526,683      4,079,329      2,554,416
                                                         ----------     ----------       --------     ----------     ----------
Net gain on investments                                   2,316,975      5,857,798        522,189      4,258,623      2,687,822
                                                         ----------     ----------       --------     ----------     ----------
Net Increase in Net Assets Resulting from Operations     $3,481,958     $8,771,823       $752,133     $6,133,928     $3,928,722
                                                         ==========     ==========       ========     ==========     ==========




Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------------
                                                                                         FIRST INVESTORS MULTI-STATE
                                                                  FIRST INVESTORS            INSURED TAX FREE FUND
                                                                  NEW YORK INSURED      -------------------------------
                                                                 TAX FREE FUND, INC.                 CONNECTICUT
----------------------------------------------------------------------------------------------------------------------
Year Ended December 31                                         1995             1994             1995             1994
----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                  $ 10,640,790     $ 10,780,042      $   817,186      $   801,496
Net realized gain (loss) on investments                   3,236,161       (2,398,261)         114,073         (313,831)
Net unrealized appreciation (depreciation)
of investments                                           15,830,893      (19,225,762)       1,646,045       (1,639,963)
                                                       ------------     ------------      -----------      -----------
Net increase (decrease) in net assets resulting
from operations.                                         29,707,844      (10,843,981)       2,577,304       (1,152,298)
                                                       ------------     ------------      -----------      -----------
Distributions to Shareholders from:
Net investment income--Class A                          (10,644,109)     (10,924,339)        (802,390)        (801,765)
Net investment income--Class B                              (19,054)              --          (19,148)              --
Net realized gains--Class A                                (840,260)              --               --               --
Net realized gains--Class B                                  (4,480)              --               --               --
                                                       ------------     ------------      -----------      -----------
Total distributions                                     (11,507,903)     (10,924,339)        (821,538)        (801,765)
                                                       ------------     ------------      -----------      -----------
Share Transactions (a)
Class A:
Proceeds from shares sold                                20,127,144       24,920,224        2,072,940        2,473,254
Value of distributions reinvested                         8,499,603        8,056,192          634,983          613,310
Cost of shares redeemed                                 (25,461,327)     (29,259,279)      (2,553,706)      (3,486,374)
                                                       ------------     ------------      -----------      -----------
                                                          3,165,420        3,717,137          154,217         (399,810)
                                                       ------------     ------------      -----------      -----------
Class B:
Proceeds from shares sold                                 1,324,490               --          805,158               --
Value of distributions reinvested                            16,591               --           19,148               --
Cost of shares redeemed                                    (207,131)              --               --               --
                                                       ------------     ------------      -----------      -----------
                                                          1,133,950               --          824,306               --
                                                       ------------     ------------      -----------      -----------
Net increase (decrease) from share transactions           4,299,370        3,717,137          978,523         (399,810)
                                                       ------------     ------------      -----------      -----------
Net increase (decrease) in net assets                    22,499,311      (18,051,183)       2,734,289       (2,353,873)
Net Assets
Beginning of year                                       193,915,742      211,966,925       14,847,986       17,201,859
                                                       ------------     ------------      -----------      -----------
End of year+                                           $216,415,053     $193,915,742      $17,582,275      $14,847,986
                                                       ============     ============      ===========      ===========
+Includes undistributed net investment income of             20,945           43,318              903            5,255
                                                       ============     ============      ===========      ===========
  (a) Shares Issued and Redeemed

Class A:
Sold                                                      1,396,279        1,733,745          167,960          203,067
Issued for distributions reinvested                         584,026          566,477           51,005           51,022
Redeemed                                                 (1,762,820)      (2,070,038)        (206,220)        (288,696)
                                                       ------------     ------------      -----------      -----------
Net increase (decrease) in Class A shares
outstanding                                                 217,485          230,184           12,745          (34,607)
                                                       ============     ============      ===========      ===========
Class B:
Sold                                                         90,459               --           64,921               --
Issued for distributions reinvested                           1,128               --            1,522               --
Redeemed                                                    (14,182)              --               --               --
                                                       ------------     ------------      -----------      -----------
Net increase in Class B shares
outstanding                                                  77,405               --           66,443               --
                                                       ============     ============      ===========      ===========


Statement of Changes in Net Assets (Cont.)
----------------------------------------------------------------------------------------------------------------------
                                                                 FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                                      ----------------------------------------------------------------
                                                                     FLORIDA                           GEORGIA
----------------------------------------------------------------------------------------------------------------------
Year Ended December 31                                         1995             1994             1995             1994
----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                    $1,070,108       $1,097,381         $146,430          $80,665
Net realized gain (loss) on investments                     188,468         (264,933)           2,973          (40,801)
Net unrealized appreciation (depreciation)
of investments                                            2,343,973       (2,040,709)         290,945         (110,067)
                                                        -----------      -----------       ----------       ----------
Net increase (decrease) in net assets resulting
from operations.                                          3,602,549       (1,208,261)         440,348          (70,203)
                                                        -----------      -----------       ----------       ----------
Distributions to Shareholders from:
Net investment income--Class A                           (1,074,302)      (1,102,831)        (143,122)         (79,754)
Net investment income--Class B                               (7,399)              --           (2,344)              --
Net realized gains--Class A                                      --               --               --               --
Net realized gains--Class B                                      --               --               --               --
                                                        -----------      -----------       ----------       ----------
Total distributions                                      (1,081,701)      (1,102,831)        (145,466)         (79,754)
                                                        -----------      -----------       ----------       ----------
Share Transactions (a)
Class A:
Proceeds from shares sold                                 3,558,826        4,193,910        1,042,204          927,355
Value of distributions reinvested                           502,849          513,004          116,431           73,507
Cost of shares redeemed                                  (4,103,965)      (4,027,836)        (466,779)        (254,666)
                                                        -----------      -----------       ----------       ----------
                                                            (42,290)         679,078          691,856          746,196
                                                        -----------      -----------       ----------       ----------
Class B:
Proceeds from shares sold                                   327,260               --           96,664               --
Value of distributions reinvested                             5,044               --            2,348               --
Cost of shares redeemed                                     (48,025)              --           (6,238)              --
                                                        -----------      -----------       ----------       ----------
                                                            284,279               --           92,774               --
                                                        -----------      -----------       ----------       ----------
Net increase (decrease) from share transactions             241,989          679,078          784,630          746,196
                                                        -----------      -----------       ----------       ----------
Net increase (decrease) in net assets                     2,762,837       (1,632,014)       1,079,512          596,239
Net Assets
Beginning of year                                        19,765,010       21,397,024        2,065,217        1,468,978
                                                        -----------      -----------       ----------       ----------
End of year+                                            $22,527,847      $19,765,010       $3,144,729       $2,065,217
                                                        ===========      ===========       ==========       ==========
+Includes undistributed net investment income of              4,871           16,464            2,014            1,050
                                                        ===========      ===========       ==========       ==========
  (a) Shares Issued and Redeemed
Class A:
Sold                                                        279,362          337,394           86,530           80,499
Issued for distributions reinvested                          39,482           42,134            9,542            6,313
Redeemed                                                   (324,510)        (332,533)         (38,851)         (22,084)
                                                        -----------      -----------       ----------       ----------
Net increase (decrease) in Class A shares
outstanding                                                  (5,666)          46,995           57,221           64,728
                                                        ===========      ===========       ==========       ==========
Class B:
Sold                                                         25,731               --            7,980               --
Issued for distributions reinvested                             392               --              190               --
Redeemed                                                     (3,685)              --             (499)              --
                                                        -----------      -----------       ----------       ----------
Net increase in Class B shares
outstanding                                                  22,438               --            7,671               --
                                                        ===========      ===========       ==========       ==========


Statement of Changes in Net Assets (Cont.)
------------------------------------------------------------------------------------
                                   FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                   -------------------------------------------------
                                                                  MARYLAND
------------------------------------------------------------------------------------
Year Ended December 31                                         1995             1994
------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                      $437,765         $359,177
Net realized gain (loss) on investments                      22,502         (115,472)
Net unrealized appreciation (depreciation)
of investments                                              845,062         (639,993)
                                                         ----------       ----------
Net increase (decrease) in net assets resulting
from operations.                                          1,305,329         (396,288)
                                                         ----------       ----------
Distributions to Shareholders from:
Net investment income--Class A                             (426,969)        (362,227)
Net investment income--Class B                               (9,709)              --
Net realized gains--Class A                                      --               --
Net realized gains--Class B                                      --               --
                                                         ----------       ----------
Total distributions                                        (436,678)        (362,227)
                                                         ----------       ----------
Share Transactions (a)
Class A:
Proceeds from shares sold                                 1,624,609        1,928,630
Value of distributions reinvested                           275,270          254,066
Cost of shares redeemed                                    (989,316)      (1,164,023)
                                                         ----------       ----------
                                                            910,563        1,018,673
                                                         ----------       ----------
Class B:
Proceeds from shares sold                                   524,692               --
Value of distributions reinvested                             9,187               --
Cost of shares redeemed                                    (128,337)              --
                                                         ----------       ----------
                                                            405,542               --
                                                         ----------       ----------
Net increase (decrease) from share transactions           1,316,105        1,018,673
                                                         ----------       ----------
Net increase (decrease) in net assets                     2,184,756          260,158
Net Assets
Beginning of year                                         6,903,523        6,643,365
                                                         ----------       ----------
End of year+                                             $9,088,279       $6,903,523
                                                         ==========       ==========
+Includes undistributed net investment income of              3,403            2,316
  shares issued and redeemed                             ==========       ==========
  (a)
Class A:
Sold                                                        130,068          156,671
Issued for distributions reinvested                          21,809           20,852
Redeemed                                                    (78,092)         (96,175)
                                                         ----------       ----------
Net increase (decrease) in Class A shares
outstanding                                                  73,785           81,348
                                                         ==========       ==========
Class B:
Sold                                                         41,606               --
Issued for distributions reinvested                             718               --
Redeemed                                                    (10,113)              --
                                                         ----------       ----------
Net increase in Class B shares
outstanding                                                  32,211               --
                                                         ==========       ==========
See notes to finanacial statements





Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------
                                                            FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                                      ----------------------------------------------------------
                                                                MASSACHUSETTS                  NEW JERSEY
----------------------------------------------------------------------------------------------------------------
Year Ended December 31                                         1995           1994           1995           1994
----------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                    $1,164,983     $1,198,075     $2,914,025     $3,137,659
Net realized gain (loss) on investments                     360,045       (329,395)       657,781       (225,780)
Net unrealized appreciation (depreciation)
of investments                                            1,956,930     (2,097,875)     5,200,017     (6,767,311)
                                                        -----------    -----------    -----------    -----------
Net increase (decrease) in net assets resulting
from operations.                                          3,481,958     (1,229,195)     8,771,823     (3,855,432)
                                                        -----------    -----------    -----------    -----------
Distributions to Shareholders from:
Net investment income--Class A                           (1,157,985)    (1,203,624)    (2,918,856)    (3,146,005)
Net investment income--Class B                               (9,593)            --        (11,913)            --
Net realized gains--Class A                                 (30,240)            --       (425,117)            --
Net realized gains--Class B                                    (410)            --         (6,884)            --
                                                        -----------    -----------    -----------    -----------
Total distributions                                      (1,198,228)    (1,203,624)    (3,362,770)    (3,146,005)
                                                        -----------    -----------    -----------    -----------
Share Transactions (a)
Class A:
Proceeds from shares sold                                 2,470,541      2,473,916      5,310,392      7,713,722
Value of distributions reinvested                           919,516        933,965      2,248,846      2,084,420
Cost of shares redeemed                                  (3,317,029)    (3,789,844)    (9,176,935)   (11,976,023)
                                                        -----------    -----------    -----------    -----------
                                                             73,028       (381,963)    (1,617,697)    (2,177,881)
                                                        -----------    -----------    -----------    -----------
Class B:
Proceeds from shares sold                                   289,235             --        925,149             --
Value of distributions reinvested                             9,486             --         14,857             --
Cost of shares redeemed                                          --             --            (15)            --
                                                        -----------    -----------    -----------    -----------
                                                            298,721             --        939,991             --
                                                        -----------    -----------    -----------    -----------
Net increase (decrease) from share transactions             371,749       (381,963)      (677,706)    (2,177,881)
                                                        -----------    -----------    -----------    -----------
Net increase (decrease) in net assets                     2,655,479     (2,814,782)     4,731,347     (9,179,318)
Net Assets
Beginning of year                                        20,838,231     23,653,013     55,378,791     64,558,109
                                                        -----------    -----------    -----------    -----------
End of year+                                            $23,493,710    $20,838,231    $60,110,138    $55,378,791
                                                        ===========    ===========    ===========    ===========

+Includes undistributed net investment income of             $1,768         $4,363         $5,559        $22,303
                                                        ===========    ===========    ===========    ===========

(a) Shares Issued and Redeemed
Class A:
Sold                                                        210,626        214,343        415,051        601,287
Issued for distributions reinvested                          78,127         81,626        174,001        166,135
Redeemed                                                   (283,611)      (329,777)      (718,864)      (951,262)
                                                        -----------    -----------    -----------    -----------
Net increase (decrease) in Class A shares
outstanding                                                   5,142        (33,808)      (129,812)      (183,840)
                                                        ===========    ===========    ===========    ===========

Class B:
Sold                                                         24,887             --         71,143             --
Issued for distributions reinvested                             801             --          1,130             --
Redeemed                                                         --             --             (1)            --
                                                        -----------    -----------    -----------    -----------
Net increase in Class B shares outstanding                   25,688             --         72,272             --
                                                        ===========    ===========    ===========    ===========



Statement of Changes in Net Assets (Cont.)
----------------------------------------------------------------------------------------------------------------
                                                            FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                                      ----------------------------------------------------------
                                                               NORTH CAROLINA                PENNSYLVANIA
----------------------------------------------------------------------------------------------------------------
Year Ended December 31                                         1995           1994           1995           1994
----------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                      $229,944       $226,865     $1,875,305     $1,771,003
Net realized gain (loss) on investments                      (4,494)       (83,803)       179,294        (72,097)
Net unrealized appreciation (depreciation)
of investments                                              526,683       (437,561)     4,079,329     (3,989,085)
                                                         ----------     ----------    -----------    -----------
Net increase (decrease) in net assets resulting
from operations.                                            752,133       (294,499)     6,133,928     (2,290,179)
                                                         ----------     ----------    -----------    -----------
Distributions to Shareholders from:
Net investment income--Class A                             (227,689)      (226,667)    (1,862,206)    (1,777,494)
Net investment income--Class B                               (2,522)            --         (4,635)            --
Net realized gains--Class A                                      --             --       (106,537)            --
Net realized gains--Class B                                      --             --           (659)            --
                                                         ----------     ----------    -----------    -----------
Total distributions                                        (230,211)      (226,667)    (1,974,037)    (1,777,494)
                                                         ----------     ----------    -----------    -----------
Share Transactions (a)
Class A:
Proceeds from shares sold                                   759,377      1,415,758      5,109,553      5,661,896
Value of distributions reinvested                           143,540        127,189      1,181,930      1,033,699
Cost of shares redeemed                                    (306,492)    (1,032,579)    (4,005,976)    (4,599,995)
                                                         ----------     ----------    -----------    -----------
                                                            596,425        510,368      2,285,507      2,095,600
                                                         ----------     ----------    -----------    -----------
Class B:
Proceeds from shares sold                                    67,909             --        234,237             --
Value of distributions reinvested                             1,218             --          5,250             --
Cost of shares redeemed                                          --             --             --             --
                                                         ----------     ----------    -----------    -----------
                                                             69,127             --        239,487             --
                                                         ----------     ----------    -----------    -----------
Net increase (decrease) from share transactions             665,552        510,368      2,524,994      2,095,600
                                                         ----------     ----------    -----------    -----------
Net increase (decrease) in net assets                     1,187,474        (10,798)     6,684,885     (1,972,073)
Net Assets
Beginning of year                                         3,872,285      3,883,083     33,542,108     35,514,181
                                                         ----------     ----------    -----------    -----------
End of year+                                             $5,059,759     $3,872,285    $40,226,993    $33,542,108
                                                         ==========     ==========    ===========    ===========

+Includes undistributed net investment income of               $767         $1,034        $17,591         $9,127
                                                         ==========     ==========    ===========    ===========

(a) Shares Issued and Redeemed
Class A:
Sold                                                         64,567        121,402        402,916        457,976
Issued for distributions reinvested                          12,164         11,292         93,037         84,890
Redeemed                                                    (26,571)       (93,643)      (316,221)      (377,755)
                                                         ----------     ----------    -----------    -----------
Net increase (decrease) in Class A shares
outstanding                                                  50,160         39,051        179,732        165,111
                                                         ==========     ==========    ===========    ===========

Class B:
Sold                                                          6,029             --         18,376             --
Issued for distributions reinvested                             103             --            407             --
Redeemed                                                         --             --             --             --
                                                         ----------     ----------    -----------    -----------
Net increase in Class B shares outstanding                    6,132             --         18,783             --
                                                         ==========     ==========    ===========    ===========



Statement of Changes in Net Assets (Cont.)
----------------------------------------------------------------------------------
                                 FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                 -------------------------------------------------
                                                                  VIRGINIA
----------------------------------------------------------------------------------
Year Ended December 31                                         1995           1994
----------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                    $1,240,900     $1,180,699
Net realized gain (loss) on investments                     133,406        (61,681)
Net unrealized appreciation (depreciation)
of investments                                            2,554,416     (2,611,443)
                                                        -----------    -----------
Net increase (decrease) in net assets resulting
from operations.                                          3,928,722     (1,492,425)
                                                        -----------    -----------
Distributions to Shareholders from:
Net investment income--Class A                           (1,226,418)    (1,175,046)
Net investment income--Class B                              (23,560)            --
Net realized gains--Class A                                 (68,578)            --
Net realized gains--Class B                                  (2,616)            --
                                                        -----------    -----------
Total distributions                                      (1,321,172)    (1,175,046)
                                                        -----------    -----------
Share Transactions (a)
Class A:
Proceeds from shares sold                                 3,246,591      3,263,981
Value of distributions reinvested                           805,092        721,894
Cost of shares redeemed                                  (3,742,909)    (3,677,279)
                                                        -----------    -----------
                                                            308,774        308,596
                                                        -----------    -----------
Class B:
Proceeds from shares sold                                   947,469             --
Value of distributions reinvested                            23,492             --
Cost of shares redeemed                                     (28,539)            --
                                                        -----------    -----------
                                                            942,422             --
                                                        -----------    -----------
Net increase (decrease) from share transactions           1,251,196        308,596
                                                        -----------    -----------
Net increase (decrease) in net assets                     3,858,746     (2,358,875)
Net Assets
Beginning of year                                        22,324,940     24,683,815
                                                        -----------    -----------
End of year+                                            $26,183,686    $22,324,940
                                                        ===========    ===========

+Includes undistributed net investment income of             $2,217        $11,295
                                                        ===========    ===========

(a) Shares Issued and Redeemed
Class A:
Sold                                                        259,461        265,790
Issued for distributions reinvested                          64,025         59,666
Redeemed                                                   (297,826)      (304,592)
                                                        -----------    -----------
Net increase (decrease) in Class A shares
outstanding                                                  25,660         20,864
                                                        ===========    ===========

Class B:
Sold                                                         76,625             --
Issued for distributions reinvested                           1,850             --
Redeemed                                                     (2,233)            --
                                                        -----------    -----------
Net increase in Class B shares outstanding                   76,242             --
                                                        ===========    ===========
See notes to financial statements





Notes to Financial Statements
First Investors New York Insured Tax Free Fund, Inc.
First Investors Multi-State Insured Tax Free Fund
  Connecticut, Florida, Georgia, Maryland, Massachusetts,
  New Jersey, North Carolina, Pennsylvania and Virginia Series

1. Significant Accounting Policies--First Investors New York Insured Tax Free Fund, Inc. and First Investors Multi-State Insured Tax Free Fund (collectively, the "Funds") are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies. First Investors New York Insured Tax Free Fund, Inc. ("New York Insured") consists of a single investment series and First Investors Multi-State Insured Tax Free Fund ("Multi-State Insured") consists of seventeen separate investment series. This report relates to New York Insured and the nine series of Multi-State Insured listed above (singularly and collectively, "Series"). Multi-State Insured operates as a series fund, issuing shares of beneficial interest in each Series and accounts separately for the assets, liabilities and operations of each Series.

The investment objective of New York Insured is to provide a high level of interest income which is exempt from federal income tax, New York State and New York City personal income taxes.

The investment objective of each Series of Multi-State Insured is to achieve a high level of interest income which is exempt from federal income tax and, for a particular Series, from state income taxes for residents of that state.

A. Security Valuation--The municipal securities in which the Series invest are traded primarily in the over-the-counter markets. Such securities are valued daily at their fair value on the basis of valuations provided by a pricing service approved by the Board of Directors/Trustees. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers in determining valuations. "When Issued Securities" are reflected in the assets of the Series as of the date the securities are purchased.

The municipal bonds held by the Series are insured as to payment of principal and interest by the issuer or under insurance policies written by independent insurance companies. It is the intention of the Series to retain any insured securities which are in default or in significant risk of default and to place a value on the defaulted securities equal to the value of similar securities which are not in default. Each Series may invest up to 20% of its assets in portfolio securities not covered by the insurance feature.

B. Federal Income Taxes--It is the policy of the Series to continue to qualify as regulated investment companies, which can distribute tax exempt dividends, by complying with the provisions available to certain investment companies, as defined in the Internal Revenue Code. The Series make distributions of income and net realized capital gains (in excess of any available capital loss carryovers) sufficient to relieve them from all, or substantially all, federal income taxes. At December 31, 1995, the Series had the following capital loss carryovers, expiring in the year 2002:

     MULTI-STATE INSURED                       Amount
     ----------------------------          ----------
     CONNECTICUT Series                      $240,764
     FLORIDA Series                            76,465
     GEORGIA Series.                           37,828
     MARYLAND Series                          109,152
     NORTH CAROLINA Series                     88,296

C. Distributions to Shareholders--Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales and post October losses.

D. Expense Allocation--Direct expenses attributable to a Series of Multi-State Insured are charged to and paid from the assets of that Series. Indirect or general expenses of Multi-State Insured are allocated among and charged to the assets of each Series on a fair and equitable basis, which may be based on the relative assets of each Series or the nature of the services performed and relative applicability to each Series.

E. Security Transactions and Investment Income-- Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Estimated expenses are accrued daily. The Series' Custodian has provided credits in the amount of $42,617 against custodian charges based on the uninvested cash balances of the Series.

2. Capital--Each Series sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 6.25% of the amount invested and together with the Class B shares are subject to 12b-1 fees as described in Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than 12b-1 fees and certain other class expenses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Of the 1,000,000,000 shares originally authorized, New York Insured has designated 500,000,000 shares as Class A and 500,000,000 shares as Class
B. Multi-State Insured has established an unlimited number of shares of beneficial interest for both Class A and Class B shares.

3. Concentration of Credit Risk--The Series invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a State, industry or region.

4. Security Transactions--For the year ended December 31, 1995, purchases and sales of municipal securities were as follows:

                                          Cost            Proceeds
                                            of                  of
                                     Purchases               Sales
                                --------------      --------------
     NEW YORK INSURED             $109,070,508        $111,060,012
     MULTI-STATE INSURED
     --------------------------
     CONNECTICUT Series              5,242,420           4,203,941
     FLORIDA Series                 14,294,072          14,161,484
     GEORGIA Series                  2,007,927           1,172,739
     MARYLAND Series                 5,315,948           3,970,993
     MASSACHUSETTS Series            9,037,600           8,774,336
     NEW JERSEY Series              16,851,428          18,566,826
     NORTH CAROLINA Series           3,832,775           3,235,234
     PENNSYLVANIA Series            20,455,200          17,582,892
     VIRGINIA Series                 8,965,570           8,202,993


Notes to Financial Statements
First Investors New York Insured Tax Free Fund, Inc.
First Investors Multi-State Insured Tax Free Fund
Connecticut, Florida, Georgia, Maryland, Massachusetts,
New Jersey, North Carolina, Pennsylvania and Virginia Series


At December 31, 1995, aggregate cost and net unrealized appreciation
(depreciation) of securities for federal income tax purposes were as follows:

                                                       Gross           Gross              Net
                                   Aggregate      Unrealized      Unrealized       Unrealized
                                        Cost    Appreciation    Depreciation    Apppreciation
                                ------------    ------------    ------------     ------------
        NEW YORK INSURED        $193,256,511     $18,647,464      $       --      $18,647,464
     MULTI-STATE INSURED
     ----------------------
     CONNECTICUT Series           15,710,781       1,492,560              --        1,492,560
     FLORIDA Series               19,952,814       2,056,840              --        2,056,840
     GEORGIA Series                2,886,666         255,940              --          255,940
     MARYLAND Series               8,135,724         745,614              --          745,614
     MASSACHUSETTS Series         20,610,028       2,324,105              --        2,324,105
     NEW JERSEY Series            53,055,392       5,753,589              --        5,753,589
     NORTH CAROLINA Series.        4,613,767         268,676              --          268,676
     PENNSYLVANIA Series          36,051,489       3,382,573              --        3,382,573
     VIRGINIA Series.             23,442,366       2,071,603              --        2,071,603


5. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors/trustees of the Series are officers and directors of the Series' investment adviser, First Investors Management Company, Inc. ("FIMCO"), their underwriter, First Investors Corporation ("FIC") and/or their transfer agent, Administrative Data Management Corp. ("ADM"). Officers and directors/trustees of the Series received no remuneration from the Series for serving in such capacities. Their remuneration (together with certain other expenses of the Series) is paid by FIMCO or FIC.

The Investment Advisory Agreements provide as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of the average daily net assets of New York Insured and of the average daily net assets of each Series of the Multi-State Insured, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. For the year ended December 31, 1995, advisory fees of New York Insured amounted to $1,564,094. For the same period, advisory fees for the nine Series of Multi-State Insured included in this report amounted to $1,462,544, of which $580,204 was waived; other expenses in the amount of $24,774 were assumed by FIMCO.

For the year ended December 31, 1995, FIC, as underwriter, received $372,094 in commissions on sales of shares of New York Insured, after allowing $66,820, to other dealers, and $744,912 in commissions on sales of shares of the nine Series of Multi-State Insured included in this report, after allowing $282,709 to other dealers. Shareholder servicing costs of New York Insured and the nine Series of Multi-State Insured consisted of $157,861 and $152,774, respectively, in transfer agent fees and out of pocket expenses accrued to ADM. Transfer agent fees and out of pocket expenses attributable to the Georgia and North Carolina Series of Multi-State Insured, in the amount of $8,356, were waived by the transfer agent for the year ended December 31, 1995.

Pursuant to a Distribution Plan adopted by the Series under Rule 12b-1 of the 1940 Act, each Series is authorized to pay FIC a fee up to .30% of the average net assets of the Class A shares and up to 1% of the average net assets of the Class B shares on an annualized basis each fiscal year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that series.




This page intentionally left blank.


Financial Highlights

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net asset and other supplemental data for each period indicated.

-----------------------------------------------------------------------
                                            PER SHARE DATA
                              -----------------------------------------
                                    Income from Investment Operations
                              -----------------------------------------
                                                         Net
                              Net Asset             Realized
                                  Value       Net        and
                                -------   Invest-  Unrealized   Total from
                              Beginning      ment  Gain (Loss)  Investment
                              of Period    Income on Investment Operations
------------------------------------------------------------------------

FIRST INVESTORS NEW YORK
  INSURED TAX FREE FUND, INC.
----------------------------
Class A
-------
1986                             $13.03     $.932    $1.238    $2.170
1987                              14.25      .919    (1.109)    (.190)
1988                              13.15      .902      .388     1.290
1989                              13.51      .901      .339     1.240
1990                              13.87      .889     (.119)     .770
1991                              13.75      .881      .574     1.455
1992                              14.33      .844      .386     1.230
1993                              14.72      .809      .608     1.417
1994                              15.18      .758    (1.510)    (.752)
1995                              13.66      .738     1.331     2.069
Class B
1/12/95* to 12/31/95              13.76      .616     1.232     1.848

FIRST INVESTORS MULTI-STATE
  INSURED TAX FREE FUND
--------------------------
CONNECTICUT SERIES
------------------
Class A
--------
10/8/90* to 12/31/90             $11.17     $.034    $(.014)    $.020
1991                              11.19      .630      .449     1.079
1992                              11.64      .669      .401     1.070
1993                              12.05      .615     1.053     1.668
1994                              13.05      .609    (1.480)    (.871)
1995                              11.57      .617     1.333     1.950
Class B
1/12/95* to 12/31/95              11.67      .512     1.242     1.754



                             Less Distributions From
                             -------------------------------------------
                                                              Net Asset
                                                                  Value
                                    Net       Net              --------
                             Investment  Realized     Total      End of
                                 Income     Gains Distributions   Period
                             -------------------------------------------


FIRST INVESTORS NEW YORK
  INSURED TAX FREE FUND, INC.
----------------------------
Class A
--------
1986                              $.950     $  --     $.950    $14.25
1987                               .910        --      .910     13.15
1988                               .930        --      .930     13.51
1989                               .880        --      .880     13.87
1990                               .890        --      .890     13.75
1991                               .875        --      .875     14.33
1992                               .840        --      .840     14.72
1993                               .820      .137      .957     15.18
1994                               .768        --      .768     13.66
1995                               .740      .059      .799     14.93
Class B
------
1/12/95* to 12/31/95               .619      .059      .678     14.93

FIRST INVESTORS MULTI-STATE
  INSURED TAX FREE FUND
---------------------------
CONNECTICUT SERIES
-------------------
Class A
-------
10/8/90* to 12/31/90              $  --     $  --     $  --    $11.19
1991                               .625      .004      .629     11.64
1992                               .660        --      .660     12.05
1993                               .625      .043      .668     13.05
1994                               .609        --      .609     11.57
1995                               .620        --      .620     12.90
Class B
1/12/95* to 12/31/95               .524        --      .524     12.90



                                          Ratio to Average Net Assets++
                             ------------------------------------------
                                                                   Net
                                Total Net Assets             Investment
                             Return** End of Period  Expenses    Income
                                  (%) (in thousands)     (%)       (%)
                             ------------------------------------------

FIRST INVESTORS NEW YORK
  INSURED TAX FREE FUND, INC.
----------------------------
Class A
--------
1986                              17.03   $83,760      1.13      6.90
1987                              (1.25)  103,892      1.10      6.91
1988                              10.10   121,017      1.26      6.77
1989                               9.43   150,154      1.14      6.57
1990                               5.81   156,022      1.23      6.53
1991                              10.89   162,296      1.24      6.29
1992                               8.84   181,389      1.29      5.84
1993                               9.82   211,967      1.27      5.35
1994                              (5.03)  193,916      1.28      5.30
1995                              15.45   215,259      1.23      5.10
Class B
-------
1/12/95* to 12/31/95              13.66     1,156     2.00+     4.55+

FIRST INVESTORS MULTI-STATE
  INSURED TAX FREE FUND
--------------------------
CONNECTICUT SERIES
------------------
Class A
--------
10/8/90* to 12/31/90              7.71+      $625        --     1.75+
1991                               9.92     5,050      0.06      5.83
1992                               9.49    10,828      0.33      5.73
1993                              14.10    17,202      0.80      4.83
1994                              (6.75)   14,848      0.87      5.01
1995                              17.18    16,725      0.85      4.96
Class B
-------
1/12/95* to 12/31/95              15.28       857     1.71+     4.30+


                              Ratio to Average Net Assets Before
                                 Expenses Waived or Assumed
                              -------------------------------
                                              Net   Portfolio
                                       Investment   Turnover
                              Expenses     Income       Rate
                                    (%)       (%)         (%)
                              -------------------------------

FIRST INVESTORS NEW YORK
  INSURED TAX FREE FUND, INC.
----------------------------
Class A
--------
1986                                N/A       N/A         10
1987                                N/A       N/A          2
1988                                N/A       N/A         21
1989                                N/A       N/A         13
1990                                N/A       N/A         33
1991                                N/A       N/A         25
1992                                N/A       N/A         46
1993                                N/A       N/A         31
1994                                N/A       N/A         55
1995                                N/A       N/A         53
Class B
1/12/95* to 12/31/95                N/A       N/A         53

FIRST INVESTORS MULTI-STATE
  INSURED TAX FREE FUND
---------------------------
CONNECTICUT SERIES
------------------
Class A
-------
10/8/90* to 12/31/90              1.46+      .28+          0
1991                               1.60      4.28         35
1992                               1.20      4.86         46
1993                               1.15      4.48         29
1994                               1.22      4.66         63
1995                               1.20      4.61         26
Class B
------
1/12/95* to 12/31/95              2.07+     3.94+         26


*Commencement of operations of Class A shares or date
Class B shares were first offered

**Calculated without sales charges

+Annualized
+Net of expenses waived or assumed by the investment adviser and the transfer agent from the commencement of operations through December 31, 1995 (Note 5).


Financial Highlights

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net asset and other supplemental data for each period indicated.

-----------------------------------------------------------------------
                                            PER SHARE DATA
                              -----------------------------------------
                                    Income from Investment Operations
                              -----------------------------------------
                                                         Net
                              Net Asset             Realized
                                  Value       Net        and
                                -------   Invest-  Unrealized   Total from
                              Beginning      ment  Gain (Loss)  Investment
                              of Period    Income on Investment Operations
------------------------------------------------------------------------

FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
----------------------------
FLORIDA SERIES
--------------
Class A
-------
10/5/90* to 12/31/90            $11.17     $.018    $(.058)   $(.040)
1991                             11.13      .658      .582     1.240
1992                             11.70      .702      .508     1.210
1993                             12.21      .664     1.032     1.696
1994                             13.14      .642    (1.346)    (.704)
1995                             11.79      .640     1.527     2.167
Class B
1/12/95* to 12/31/95             11.87      .529     1.460     1.989

GEORGIA SERIES
Class A
5/1/92* to 12/31/92             $11.17     $.267     $.233     $.500
1993                             11.42      .603     1.091     1.694
1994                             12.49      .584    (1.165)    (.581)
1995                             11.33      .653     1.387     2.040
Class B
-------
1/12/95* to 12/31/95             11.42      .529     1.303     1.832

MARYLAND SERIES
---------------
Class A
-------
10/8/90* to 12/31/90            $11.17     $.021     $.189     $.210
1991                             11.38      .628      .287      .915
1992                             11.68      .669      .426     1.095
1993                             12.11      .653     1.083     1.736
1994                             13.15      .644    (1.373)    (.729)
1995                             11.77      .668     1.348     2.016
Class B
------
1/12/95* to 12/31/95             11.85      .561     1.279     1.840




Less Distributions From
                             -------------------------------------------
                                                              Net Asset
                                                                  Value
                                    Net       Net              --------
                             Investment  Realized     Total      End of
                                 Income     Gains Distributions   Period
                             -------------------------------------------


FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
---------------------------
FLORIDA SERIES
--------------
Class A
-------
10/5/90* to 12/31/90             $  --     $  --     $  --    $11.13
1991                              .640      .030      .670     11.70
1992                              .700        --      .700     12.21
1993                              .671      .095      .766     13.14
1994                              .646        --      .646     11.79
1995                              .647        --      .647     13.31
Class B
-------
1/12/95* to 12/31/95              .549        --      .549     13.31

GEORGIA SERIES
-------------
Class A
-------
5/1/92* to 12/31/92              $.250     $  --     $.250    $11.42
1993                              .619      .005      .624     12.49
1994                              .579        --      .579     11.33
1995                              .650        --      .650     12.72
Class B
1/12/95* to 12/31/95              .542        --      .542     12.71

MARYLAND SERIES
---------------
Class A
-------
10/8/90* to 12/31/90             $  --     $  --     $  --    $11.38
1991                              .615        --      .615     11.68
1992                              .665        --      .665     12.11
1993                              .660      .036      .696     13.15
1994                              .651        --      .651     11.77
1995                              .666        --      .666     13.12
Class B
1/12/95* to 12/31/95              .570        --      .570     13.12







                                         Ratio to Average Net Assets++
                             ------------------------------------------
                                                                   Net
                                Total Net Assets             Investment
                             Return** End of Period  Expenses    Income
                                  (%) (in thousands)     (%)       (%)
                             ------------------------------------------


FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
---------------------------
FLORIDA SERIES
--------------
Class A
-------
10/5/90* to 12/31/90           (1.48)+    $1,339        --     1.20+
1991                             11.45     6,891      0.06      6.12
1992                             10.67    12,678      0.29      5.97
1993                             14.19    21,397      0.45      5.20
1994                             (5.39)   19,765      0.62      5.24
1995                             18.77    22,229      0.75      5.03
Class B
1/12/95* to 12/31/95             17.06        299    1.68+     4.29+

GEORGIA SERIES
--------------
Class A
-------
5/1/92* to 12/31/92              6.75+      $365        --     4.45+
1993                             15.16     1,469      0.13      4.96
1994                             (4.69)    2,065      0.20      4.99
1995                             18.40     3,047      0.20      5.41
Class B
1/12/95* to 12/31/95             16.34        97     1.00+     4.80+

MARYLAND SERIES
---------------
Class A
-------
10/8/90* to 12/31/90             8.08+      $403        --     1.69+
1991                              8.30     1,543      0.05      5.74
1992                              9.64     3,575      0.20      5.72
1993                             14.62     6,643      0.45      5.16
1994                             (5.59)    6,904      0.45      5.27
1995                             17.50     8,666      0.48      5.29
Class B
1/12/95* to 12/31/95             15.82       423     1.38+     4.59+






                            Ratio to Average Net Assets Before
                                 Expenses Waived or Assumed
                              -------------------------------
                                              Net   Portfolio
                                       Investment   Turnover
                              Expenses     Income       Rate
                                    (%)       (%)         (%)
                              -------------------------------


FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
--------------
FLORIDA SERIES
--------------
Class A
-------
10/5/90* to 12/31/90             1.03+      .17+          0
1991                              1.12      5.06         70
1992                              1.17      5.10         65
1993                              1.10      4.55         53
1994                              1.19      4.67         98
1995                              1.15      4.63         68
Class B
-------
1/12/95* to 12/31/95             2.09+     3.88+         68

GEORGIA SERIES
--------------
Class A
-------
5/1/92* to 12/31/92              3.32+     1.13+         53
1993                              1.84      3.24         50
1994                              1.93      3.26         78
1995                              1.42      4.20         45
Class B
-------
1/12/95* to 12/31/95             2.22+     3.59+         45

MARYLAND SERIES
---------------
Class A
-------
10/8/90* to 12/31/90             2.88+   (1.19)+          0
1991                              1.88      3.92         26
1992                              1.38      4.55         38
1993                              1.28      4.33         50
1994                              1.34      4.37         44
1995                              1.24      4.52         49
Class B
-------
1/12/95* to 12/31/95             2.19+     3.77+         49



*Commencement of operations of Class A shares or date
Class B shares were first offered

**Calculated without sales charges

+Annualized
+Net of expenses waived or assumed by the investment adviser and the transfer agent from the commencement of operations through December 31, 1995 (Note 5).

Financial Highlights

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net asset and other supplemental data for each period indicated.

-----------------------------------------------------------------------
                                            PER SHARE DATA
                              -----------------------------------------
                                    Income from Investment Operations
                              -----------------------------------------
                                                         Net
                              Net Asset             Realized
                                  Value       Net        and
                                -------   Invest-  Unrealized   Total from
                              Beginning      ment  Gain (Loss)  Investment
                              of Period    Income on Investment Operations
------------------------------------------------------------------------


FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
---------------------------
MASSACHUSETTS SERIES
--------------------
Class A
-------
1987                         $11.13       $.533     $(1.143)     $(.610)
1988                          10.01        .753        .547       1.300
1989                          10.54        .725        .345       1.070
1990                          10.88        .748       (.038)       .710
1991                          10.84        .732        .468       1.200
1992                          11.31        .687        .399       1.086
1993                          11.71        .653        .716       1.369
1994                          12.28        .627      (1.267)      (.640)
1995                          11.01        .612       1.227       1.839
Class B
1/12/95* to 12/31/95          11.09        .508       1.155       1.663

NEW JERSEY SERIES
----------------
Class A
-------
9/13/88* to 12/31/88         $11.13       $.083       $.117       $.200
1989                          11.33        .797        .373       1.170
1990                          11.73        .787        .013        .800
1991                          11.73        .762        .548       1.310
1992                          12.29        .716        .439       1.155
1993                          12.67        .680        .947       1.627
1994                          13.51        .659      (1.448)      (.789)
1995                          12.06        .648       1.291       1.939
Class B
-------
1/12/95* to 12/31/95          12.14        .526       1.199       1.725

NORTH CAROLINA SERIES
---------------------
Class A
--------
5/4/92* to 12/31/92          $11.17       $.272       $.188       $.460
1993                          11.37        .595        .962       1.557
1994                          12.28        .594      (1.380)      (.786)
1995                          10.90        .608       1.391       1.999
Class B
-------
1/12/95* to 12/31/95          10.99        .492       1.307       1.799




                             Less Distributions From
                             -------------------------------------------
                                                              Net Asset
                                                                  Value
                                    Net       Net              --------
                             Investment  Realized     Total      End of
                                 Income     Gains Distributions   Period
                             -------------------------------------------


FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
---------------------------
MASSACHUSETTS SERIES
--------------------
Class A
-------
1987                         $.510       $  --       $.510      $10.01
1988                          .770          --        .770       10.54
1989                          .730          --        .730       10.88
1990                          .750          --        .750       10.84
1991                          .730          --        .730       11.31
1992                          .676        .010        .686       11.71
1993                          .660        .139        .799       12.28
1994                          .630          --        .630       11.01
1995                          .613        .016        .629       12.22
Class B
1/12/95* to 12/31/95          .527        .016        .543       12.21

NEW JERSEY SERIES
-----------------
Class A
-------
9/13/88* to 12/31/88         $  --       $  --       $  --      $11.33
1989                          .770          --        .770       11.73
1990                          .800          --        .800       11.73
1991                          .750          --        .750       12.29
1992                          .716        .059        .775       12.67
1993                          .684        .103        .787       13.51
1994                          .661          --        .661       12.06
1995                          .652        .097        .749       13.25
Class B
1/12/95* to 12/31/95          .528        .097        .625       13.24

NORTH CAROLINA SERIES
---------------------
Class A
---------
5/4/92* to 12/31/92          $.260       $  --       $.260      $11.37
1993                          .604        .043        .647       12.28
1994                          .594          --        .594       10.90
1995                          .609          --        .609       12.29
Class B
-------
1/12/95* to 12/31/95          .499          --        .499       12.29






                                          Ratio to Average Net Assets++
                             ------------------------------------------
                                                                   Net
                                Total Net Assets             Investment
                             Return** End of Period  Expenses    Income
                                  (%) (in thousands)     (%)       (%)
                             ------------------------------------------


FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
---------------------------
MASSACHUSETTS SERIES
--------------------
Class A
-------
1987                           5.43      $1,595         .05        6.32
1988                          13.40       2,901         .10        7.33
1989                          10.43       8,292         .10        6.78
1990                           6.85      12,760         .06        7.01
1991                          11.45      17,608         .28        6.66
1992                           9.90      20,067         .70        5.99
1993                          11.93      23,653         .90        5.37
1994                          (5.30)     20,838         .95        5.45
1995                          17.07      23,180         .90        5.20
Class B
-------
1/12/95* to 12/31/95          15.28         314       1.76+       4.55+

NEW JERSEY SERIES
-----------------
Class A
-------
9/13/88* to 12/31/88          5.96+      $2,148          --       4.95+
1989                          10.61      17,380         .03        6.82
1990                           7.10      30,686         .10        6.93
1991                          11.52      42,475         .44        6.38
1992                           9.74      54,372         .78        5.76
1993                          13.09      64,558         .96        5.12
1994                          (5.91)     55,379         .99        5.21
1995                          16.41      59,153         .99        5.05
Class B
1/12/95* to 12/31/95          14.45         957       1.81+       4.43+

NORTH CAROLINA SERIES
---------------------
Class A
-------
5/4/92* to 12/31/92           6.21+      $1,084          --       4.53+
1993                          13.98       3,883         .13        4.99
1994                          (6.45)      3,872         .20        5.22
1995                          18.72       4,984         .20        5.18
Class B
1/12/95* to 12/31/95          16.65          75       1.00+       4.57+





                                  Ratio to Average Net Assets Before
                                     Expenses Waived or Assumed
                                  -------------------------------
                                                  Net   Portfolio
                                           Investment   Turnover
                                  Expenses     Income       Rate
                                        (%)       (%)         (%)
                                  -------------------------------


FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
---------------------------
MASSACHUSETTS SERIES
-------------------
Class A
-------
1987                                1.13        5.24           16
1988                                1.29        6.14           31
1989                                1.03        5.85           11
1990                                 .99        6.09           22
1991                                 .99        5.94            4
1992                                1.17        5.52           28
1993                                1.15        5.12           32
1994                                1.20        5.20           64
1995                                1.15        4.95           40
Class B
1/12/95* to 12/31/95               2.01+       4.29+           40

NEW JERSEY SERIES
-----------------
Class A
--------
9/13/88* to 12/31/88                .95+       3.99+            0
1989                                 .92        5.93           10
1990                                 .91        6.12           16
1991                                 .98        5.84           22
1992                                1.13        5.41           42
1993                                1.11        4.97           44
1994                                1.14        5.06           60
1995                                1.14        4.90           30
Class B
-------
1/12/95* to 12/31/95               1.97+       4.28+           30

NORTH CAROLINA SERIES
---------------------
Class A
-------
5/4/92* to 12/31/92                2.20+       2.33+           10
1993                                1.28        3.83           32
1994                                1.44        3.99           61
1995                                1.36        4.03           76
Class B
-------
1/12/95* to 12/31/95               2.16+       3.41+           76



*Commencement of operations of Class A shares or date
Class B shares were first offered

**Calculated without sales charges

+Annualized
+Net of expenses waived or assumed by the investment adviser and the transfer agent from the commencement of operations through December 31, 1995 (Note 5).


Financial Highlights

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net asset and other supplemental data for each period indicated.

-----------------------------------------------------------------------
                                            PER SHARE DATA
                              -----------------------------------------
                                    Income from Investment Operations
                              -----------------------------------------
                                                         Net
                              Net Asset             Realized
                               Value       Net        and
                             -------   Invest-  Unrealized   Total from
                           Beginning      ment  Gain (Loss)  Investment
                           of Period    Income on Investment Operations
------------------------------------------------------------------------

FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
---------------------------
PENNSYLVANIA SERIES
-------------------
Class A
-------
4/30/90* to 12/31/90         $11.17       $.296       $.214       $.510
1991                          11.41        .714        .429       1.143
1992                          11.85        .699        .427       1.126
1993                          12.26        .667       1.048       1.715
1994                          13.16        .627      (1.447)      (.820)
1995                          11.71        .638       1.463       2.101
Class B
-------
1/12/95* to 12/31/95          11.81        .539       1.376       1.915

VIRGINIA SERIES
---------------
Class A
-------
4/30/90* to 12/31/90         $11.17       $.320       $.080       $.400
1991                          11.27        .715        .523       1.238
1992                          11.80        .683        .481       1.164
1993                          12.23        .636        .915       1.551
1994                          13.06        .611      (1.383)      (.772)
1995                          11.68        .625       1.370       1.995
Class B
------
1/12/95* to 12/31/95          11.76        .510       1.286       1.796





                          Less Distributions From
                          -------------------------------------------
                                                           Net Asset
                                                                 Value
                                 Net         Net              --------
                          Investment    Realized     Total       End of
                              Income       Gains Distributions   Period
                         ---------------------------------------------
FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
---------------------------
PENNSYLVANIA SERIES
-------------------
Class A
-------
4/30/90* to 12/31/90         $.270       $  --       $.270      $11.41
1991                          .695        .008        .703       11.85
1992                          .716          --        .716       12.26
1993                          .663        .152        .815       13.16
1994                          .630          --        .630       11.71
1995                          .635        .036        .671       13.14
Class B
-------
1/12/95* to 12/31/95          .549        .036        .585       13.14

VIRGINIA SERIES
---------------
Class A
-------
4/30/90* to 12/31/90         $.300       $  --       $.300      $11.27
1991                          .690        .018        .708       11.80
1992                          .702        .032        .734       12.23
1993                          .639        .082        .721       13.06
1994                          .608          --        .608       11.68
1995                          .629        .036        .665       13.01
Class B
-------
1/12/95* to 12/31/95          .520        .036        .556       13.00



                                          Ratio to Average Net Assets++
                             ------------------------------------------
                                                                   Net
                                Total Net Assets              Investment
                             Return** End of Period   Expenses    Income
                                  (%) (in thousands)      (%)       (%)
                             ------------------------------------------


FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
---------------------------
PENNSYLVANIA SERIES
Class A
4/30/90* to 12/31/90         6.88+      $6,252        .05+       5.39+
1991                         10.24      16,118         .29        6.28
1992                          9.81      26,036         .56        5.84
1993                         14.28      35,514         .79        5.17
1994                         (6.31)     33,542         .88        5.11
1995                         18.29      39,980         .86        5.05
Class B
1/12/95* to 12/31/95         16.49         247       1.72+       4.39+
VIRGINIA SERIES
Class A
4/30/90* to 12/31/90         5.40+      $3,327        .08+       5.56+
1991                          11.31      9,756         .13        6.32
1992                         10.19      16,507         .56        6.75
1993                         12.94      24,684         .81        4.97
1994                         (5.97)     22,325         .85        5.01
1995                         17.42      25,193         .81        4.99
Class B
1/12/95* to 12/31/95         15.53         991       1.66+       4.34+




                              Ratio to Average Net Assets Before
                                 Expenses Waived or Assumed
                              -------------------------------
                                              Net   Portfolio
                                       Investment   Turnover
                              Expenses     Income       Rate
                                    (%)       (%)         (%)
                              -------------------------------
FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
---------------------------
PENNSYLVANIA SERIES
-------------------
Class A
--------
4/30/90* to 12/31/90               1.05+       4.39+            1
1991                                1.03        5.54           26
1992                                1.12        5.28           18
1993                                1.10        4.86           37
1994                                1.13        4.86           81
1995                                1.11        4.80           48
Class B
-------
1/12/95* to 12/31/95               1.98+       4.13+           48

VIRGINIA SERIES
---------------
Class A
--------
4/30/90* to 12/31/90               1.22+       4.43+            0
1991                                1.10        5.36           15
1992                                1.22        5.09           41
1993                                1.16        4.62           39
1994                                1.20        4.66           55
1995                                1.16        4.64           34
Class B
--------
1/12/95* to 12/31/95               2.02+       3.98+           34



*Commencement of operations of Class A shares or date
Class B shares were first offered

**Calculated without sales charges

+Annualized
+Net of expenses waived or assumed by the investment adviser and the transfer agent from the commencement of operations through December 31, 1995 (Note 5).





Independent Auditor's Report


To the Shareholders and Boards of Directors/Trustees of First Investors New York Insured Tax Free Fund, Inc. and
First Investors Multi-State Insured Tax Free Fund
  Connecticut, Florida, Georgia, Maryland, Massachusetts,
  New Jersey, North Carolina, Pennsylvania and Virginia Series

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of First Investors New York Insured Tax Free Fund, Inc. and the nine series of First Investors Multi-State Insured Tax Free Fund listed above as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors New York Insured Tax Free Fund, Inc. and each of the nine series of First Investors Multi-State Insured Tax Free Fund listed above as of December 31, 1995, and the results of their operations, changes in their net assets and financial highlights for each of the respective periods presented, in conformity with generally accepted accounting principles.

Tait, Weller & Baker

Philadelphia, Pennsylvania
January 31, 1996

FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND

Directors/Trustees
------------------
James J. Coy

Roger L. Grayson

Glenn O. Head

Kathryn S. Head

Rex R. Reed

Herbert Rubinstein

James M. Srygley

John T. Sullivan

Robert F. Wentworth

Officers
--------
Glenn O. Head
President

Clark D. Wagner
Vice President

Concetta Durso
Vice President and Secretary

Joseph I. Benedek
Treasurer

Carol Lerner Brown
Assistant Secretary

Shareholder Information
-----------------------
Investment Adviser
First Investors
Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Transfer Agent
Administrative Data
Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
Two Penn Center Plaza
Philadelphia, PA 19102

It is each Series' practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. Each Series will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.


First Investors
New York Insured
Tax Free Fund, Inc.

First Investors
Multi-State Insured
Tax Free Fund

Connecticut Series
Florida Series
Georgia Series
Maryland Series
Massachusetts Series
New Jersey Series
North Carolina Series
Pennsylvania Series
Virginia Series

ANNUAL
REPORT

December 31, 1995

Vertically reading from bottom to top in center of the page the words "FIRST INVESTORS" appear.

The following language appears to the left of the above language:

The words "BULK RATE U.S. POSTAGE PAID PERMIT NO.1796" in a box to the right of a circle containing the words "MAILED FROM
ZIP CODE 17604" appears on the righthand side.

The following appears on the lefthand side

FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
95 WALL STREET
NEW YORK, NY 10005

The following appears on the bottom lefthand side

First Investors logo
A MEMBER OF THE
FIRST INVESTORS
FINANCIAL NETWORK

FIMS-148